-------------------------------------------------------------------------------
-------------------------------------------------------------------------------






                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

                  REGISTRATION STATEMENT (NO. 333-11763) UNDER
                           THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 13

                                      AND

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940

                                AMENDMENT NO. 14


                             VANGUARD TREASURY FUND
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482 (ADDRESS OF PRINCIPAL
                    EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R.     GREGORY BARTON, ESQUIRE P.O. BOX 876
                             VALLEY FORGE, PA 19482


              IT IS PROPOSED THAT THIS AMENDMENT BECOME EFFECTIVE:
  ON DECEMBER 12, 2003, PURSUANT TO RULE 485(B) OF THE SECURITIES ACT OF 1933.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

VANGUARD(R) MONEY MARKET FUNDS

Investor Shares . December 12, 2003

This prospectus contains financial data for the Funds through the fiscal year ended August 31, 2003.


                                                VANGUARD PRIME MONEY MARKET FUND


                                              VANGUARD FEDERAL MONEY MARKET FUND


                                             VANGUARD TREASURY MONEY MARKET FUND


                                    VANGUARD  ADMIRAL TREASURY MONEY MARKET FUND

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VANGUARD MONEY MARKET FUNDS

Prospectus
December 12, 2003


--------------------------------------------------------------------------------
 CONTENTS
--------------------------------------------------------------------------------
1 FUND PROFILES

  1 Vanguard Prime Money Market Fund
  4 Vanguard Federal Money Market Fund
  7 Vanguard Treasury Money Market Fund
  10 Vanguard Admiral Treasury Money Market Fund

13 MORE ON THE FUNDS

17 THE FUNDS AND VANGUARD

18 INVESTMENT ADVISOR

18 DIVIDENDS AND TAXES

19 SHARE PRICE

20 FINANCIAL HIGHLIGHTS

23 INVESTING WITH VANGUARD

  23 Buying Shares
  25 Converting Shares
  26 Redeeming Shares
  28 Exchanging Shares
  29 Other Rules You Should Know
  31 Fund and Account Updates
  32 Contacting Vanguard

 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk/(R)/ explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment  for you.  We  suggest  that  you keep  this  prospectus  for  future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SHARE CLASS OVERVIEW

This prospectus offers Investor Shares for all the Funds. A separate prospectus offers the Prime Money Market Fund's Institutional Shares, which are for investors who do not require special employee benefit plan services and who are willing to invest a minimum of $10 million.

The Prime Money Market Fund's separate share classes have different expenses; as
a     result,      their      investment      performances      will     differ.
-------------------------------------------------------------------------------

1

FUND PROFILE--
VANGUARD(R) PRIME MONEY MARKET FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES
The Fund invests in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to those in the two highest credit-quality categories. The Fund will invest more than 25% of its assets in securities issued by companies in the financial services industry. The Fund will maintain a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.


PRIMARY RISKS
The Fund is designed as a low-risk investment; however, the Fund's performance could be hurt by:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for money market funds, so investors should expect the Fund's monthly income to fluctuate.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with a similar investment objective.
- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause security prices to decline. Credit risk should be very low for the Fund because it invests only in securities that are considered to be of high quality.
- Industry concentration risk, which is the chance that there will be overall problems affecting a particular industry. Because the Fund will invest more than 25% of its assets in securities of companies in the financial services industry, the Fund's performance will depend to a greater extent on the overall condition of that industry.

     AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and an average money market fund. Keep in mind that the Fund's past returns do not indicate how it will perform in the future.

      ----------------------------------------------------
               ANNUAL TOTAL RETURNS--INVESTOR SHARES
                     SCALE RANGE -2% to 10%
[BAR CHART]
                         1993   3.01
                         1994   4.08
                         1995   5.82
                         1996   5.29
                         1997   5.44
                         1998   5.38
                         1999   5.01
                         2000   6.29
                         2001   4.17
                         2002   1.65
      ----------------------------------------------------

The year-to-date return as of the most recent calendar quarter, which ended September 30, 2003, was 0.70%.
----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 1.61% (quarter ended December 31, 2000), and the lowest return for a quarter was 0.20% (quarter ended September 30, 2003).




     -----------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
      ----------------------------------------------------------------------
                                               1 YEAR   5 YEARS     10 YEARS
      ----------------------------------------------------------------------
      Vanguard Prime Money Market Fund
       Investor Shares                         1.65%     4.49%      4.60%
      Citigroup 3-Month Treasury Bill Index    1.70      4.30       4.50
      Average Money Market Fund*               1.00      3.88       4.07
      ----------------------------------------------------------------------
      *Derived from data provided by Lipper Inc.
      ----------------------------------------------------------------------



     If you would like to know the current annualized 7-day yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

3

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended August 31, 2003.



SHAREHOLDER FEES (fees paid directly from your investment)
    Sales Charge (Load) Imposed on Purchases:                      None
    Purchase Fee:                                                  None
    Sales Charge (Load) Imposed on Reinvested Dividends:           None
    Redemption Fee:                                                None  *

    ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
    Management Expenses:                                           0.30%
    12b-1 Distribution Fee:                                        None
    Other Expenses:                                                0.02%
     TOTAL ANNUAL FUND OPERATING EXPENSES:                         0.32%

    *A $5 fee applies to wire redemptions under $5,000.

     The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.
 -------------------------------------------------
 1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $33         $103       $180          $406
--------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS                                   MINIMUM INITIAL INVESTMENT
Declared daily and distributed on the       $3,000; $1,000 for IRAs and most
first business day of each month            custodial
                                            accounts for minors
INVESTMENT ADVISOR
The Vanguard Group, Valley Forge, Pa.,      NEWSPAPER ABBREVIATION
since 1981                                  VangPr

INCEPTION DATE                              VANGUARD FUND NUMBER
June 4, 1975                                30

NET ASSETS (ALL SHARE CLASSES) AS OF        CUSIP NUMBER
AUGUST 31, 2003                             922906201
$51.6 billion
                                            TICKER SYMBOL
SUITABLE FOR IRAS                           VMMXX
Yes
--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD(R) FEDERAL MONEY MARKET FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES

The Fund invests primarily in high-quality, short-term money market instruments. At least 80% of the Fund's assets are invested in securities issued by the U.S. government and its agencies and instrumentalities. Although these securities are high-quality, most of the securities held by the Fund are neither guaranteed by the United States Treasury nor supported by the full faith and credit of the U.S. government. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). The Fund will maintain a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.


PRIMARY RISKS
The Fund is designed as a low-risk investment; however, the Fund's performance could be hurt by:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for money market funds, so investors should expect the Fund's monthly income to fluctuate.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with a similar investment objective.

- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause security prices to decline. Credit risk should be very low for the Fund because it invests only in securities that are considered to be of high quality.


     AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

5

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and an average money market fund. Keep in mind that the Fund's past returns do not indicate how it will perform in the future.

       ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
                      SCALE RANGE  -2% to 10%
[BAR CHART]
                            1993   2.98
                            1994   4.03
                            1995   5.77
                            1996   5.24
                            1997   5.38
                            1998   5.31
                            1999   4.94
                            2000   6.19
                            2001   4.22
                            2002   1.64
      ----------------------------------------------------
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2003, was 0.70%.
      ----------------------------------------------------
     During the periods shown in the bar chart, the highest return for a calendar quarter was 1.59% (quarter ended December 31, 2000), and the lowest return for a quarter was 0.19% (quarter ended September 30, 2003).




     -----------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
      ----------------------------------------------------------------------
                                               1 YEAR   5 YEARS     10 YEARS
      ----------------------------------------------------------------------
      Vanguard Federal Money Market Fund       1.64%     4.45%      4.56%
      Citigroup 3-Month Treasury Bill Index    1.70      4.30       4.50
      Average Government Money Market Fund*    1.08      3.92       4.06
      ----------------------------------------------------------------------
      *Derived from data provided by Lipper Inc.
      ----------------------------------------------------------------------



     If you would like to know the current annualized 7-day yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended August 31, 2003.


 SHAREHOLDER FEES (fees paid directly from your investment)
    Sales Charge (Load) Imposed on Purchases:                       None
    Purchase Fee:                                                   None
    Sales Charge (Load) Imposed on Reinvested Dividends:            None
    Redemption Fee:                                                 None  *

    ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
    Management Expenses:                                            0.30%
    12b-1 Distribution Fee:                                         None
    Other Expenses:                                                 0.02%
     TOTAL ANNUAL FUND OPERATING EXPENSES:                          0.32%

    *A $5 fee applies to wire redemptions under $5,000.



     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
 1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $33         $103       $180          $406
--------------------------------------------------



     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS                                   MINIMUM INITIAL INVESTMENT
Declared daily and distributed on the       $3,000; $1,000 for IRAs and most
first business day of each month            custodial
                                            accounts for minors
INVESTMENT ADVISOR
The Vanguard Group, Valley Forge, Pa.,      NEWSPAPER ABBREVIATION
since inception                             VangFdl

INCEPTION DATE                              VANGUARD FUND NUMBER
July 13, 1981                               33

NET ASSETS AS OF AUGUST 31, 2003            CUSIP NUMBER
$6.3 billion                                922906300

SUITABLE FOR IRAS                           TICKER SYMBOL
Yes                                         VMFXX
--------------------------------------------------------------------------------

7

FUND PROFILE--
VANGUARD(R) TREASURY MONEY MARKET FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES
The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund's assets will always be invested in U.S. Treasury securities; the remainder of the assets may be invested in securities issued by U.S. government agencies. The Fund will maintain a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment; however, the Fund's performance could be hurt by:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for money market funds, so investors should expect the Fund's monthly income to fluctuate.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with a similar investment objective.

     AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of average money market funds. Keep in mind that the Fund's past returns do not indicate how it will perform in the future.

      ----------------------------------------------------
                        ANNUAL TOTAL RETURNS
                      SCALE RANGE  -2% to 10%
[BAR CHART]
                           1993   2.86
                           1994   3.81
                           1995   5.49
                           1996   5.09
                           1997   5.12
                           1998   5.00
                           1999   4.55
                           2000   5.80
                           2001   3.99
                           2002   1.51
      ----------------------------------------------------
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2003, was 0.65%.
      ----------------------------------------------------

 During the periods shown in the bar chart, the highest return for a calendar quarter was 1.51% (quarter ended December 31, 2000), and the lowest return for a quarter was 0.19% (quarter ended September 30, 2003).


      ----------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
      ---------------------------------------------------------------------
                                                1 YEAR  5 YEARS    10 YEARS
      ---------------------------------------------------------------------
      Vanguard Treasury Money Market Fund        1.51%   4.16%      4.32%
      iMoneyNet Money Fund Report's Average
      100% Treasury Fund                         1.17    3.79       3.97
      Average U.S. Treasury Money Market Fund*   1.03    3.74       3.97
      ---------------------------------------------------------------------
      *Derived from data provided by Lipper Inc.
      ---------------------------------------------------------------------

     If you would like to know the current annualized 7-day yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

9

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended August 31, 2003.

 SHAREHOLDER FEES (fees paid directly from your investment)
    Sales Charge (Load) Imposed on Purchases:                       None
    Purchase Fee:                                                   None
    Sales Charge (Load) Imposed on Reinvested Dividends:            None
    Redemption Fee:                                                 None  *

    ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
    Management Expenses:                                            0.30%
    12b-1 Distribution Fee:                                         None
    Other Expenses:                                                 0.02%
     TOTAL ANNUAL FUND OPERATING EXPENSES:                          0.32%

    *A $5 fee applies to wire redemptions under $5,000.




     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



--------------------------------------------------
 1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $33         $103        $180         $406
--------------------------------------------------



     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS                                   MINIMUM INITIAL INVESTMENT
Declared daily and distributed on the       $3,000; $1,000 for IRAs and most
first business day of each month            custodial
                                            accounts for minors
INVESTMENT ADVISOR
The Vanguard Group, Valley Forge, Pa.,      NEWSPAPER ABBREVIATION
since inception                             VangTrsy

INCEPTION DATE                              VANGUARD FUND NUMBER
March 9, 1983                               50

NET ASSETS AS OF AUGUST 31, 2003            CUSIP NUMBER
$5 billion                                  921948105

SUITABLE FOR IRAS                           TICKER SYMBOL
Yes                                         VMPXX
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) ADMIRAL(TM) TREASURY
MONEY MARKET FUND


INVESTMENT OBJECTIVE

The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.


PRIMARY INVESTMENT POLICIES
The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund's assets will always be invested in U.S. Treasury securities; the remainder of the assets may be invested in securities issued by U.S. government agencies. The Fund will maintain a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment; however, the Fund's performance could be hurt by:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for money market funds, so investors should expect the Fund's monthly income to fluctuate.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with a similar investment objective.

 AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

11

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of average money market funds. Keep in mind that the Fund's past returns do not indicate how it will perform in the future.
     ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
                      SCALE RANGE -2% to 10%
[BAR CHART]
                            1993   2.99
                            1994   3.99
                            1995   5.66
                            1996   5.26
                            1997   5.29
                            1998   5.18
                            1999   4.74
                            2000   5.99
                            2001   4.16
                            2002   1.69
      ----------------------------------------------------
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2003, was 0.77%.
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 1.56% (quarter ended December 31, 2000), and the lowest return for a quarter was 0.22% (quarter ended September 30, 2003).



      ---------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
      ---------------------------------------------------------------------
                                                1 YEAR  5 YEARS    10 YEARS
      ---------------------------------------------------------------------
      Vanguard Admiral Treasury Money
       Market Fund                               1.69%   4.34%      4.49%
      iMoneyNet Money Fund Report's Average
      100% Treasury Fund                         1.17    3.79       3.97
      Average U.S. Treasury Money Market Fund*   1.03    3.74       3.97
      ---------------------------------------------------------------------
      *Derived from data provided by Lipper Inc.
      ---------------------------------------------------------------------

     If you would like to know the current annualized 7-day yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

FEES AND EXPENSES


The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended August 31, 2003.


SHAREHOLDER FEES (fees paid directly from your investment)
    Sales Charge (Load) Imposed on Purchases:                       None
    Purchase Fee:                                                   None
    Sales Charge (Load) Imposed on Reinvested Dividends:            None
    Redemption Fee:                                                 None  *

    ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
    Management Expenses:                                           0.12%
    12b-1 Distribution Fee:                                         None
    Other Expenses:                                                0.02%
     TOTAL ANNUAL FUND OPERATING EXPENSES:                         0.14%

    *A $5 fee applies to wire redemptions under $5,000.


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


--------------------------------------------------
1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $14          $45        $79          $179
--------------------------------------------------



     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS                                          MINIMUM INITIAL INVESTMENT
Declared daily and distributed on the first        $50,000
business day of each month.
                                                   NEWSPAPER ABBREVIATION
INVESTMENT ADVISOR                                 VangAdmUST
The Vanguard Group, Valley Forge, Pa.,
since inception                                    VANGUARD FUND NUMBER
                                                   11
INCEPTION DATE
December 14, 1992                                  CUSIP NUMBER
                                                   921932109
NET ASSETS AS OF AUGUST 31, 2003
$13.1 billion                                      TICKER SYMBOL
--------------------------------------------------------------------------------

13

MORE ON THE FUNDS

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

     The following sections explain the investment policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment policies in the interest of shareholders without a shareholder vote, unless those policies are designated as fundamental. The Federal Money Market Fund's policy of investing at least 80% of its assets in securities issued by the U.S. government and its agencies, and the Treasury and Admiral Treasury Money Market Funds' policy of investing at least 80% of their assets in U.S. Treasury securities may only be changed upon 60 days' notice to shareholders.


MARKET EXPOSURE
Each Fund's primary policy is to invest in very high-quality money market instruments. Also known as cash investments, these instruments are considered short-term (that is, they usually mature in 397 days or less). Each Fund will maintain a dollar-weighted average maturity of 90 days or less. Vanguard Prime Money Market Fund invests more than 25% of its assets in money market instruments issued by financial services companies.



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                           MONEY MARKET INSTRUMENTS

The term "money market instruments" refers to a variety of short-term, liquid investments, usually with a maturity of 397 days or less. Some common types are Treasury bills and notes, which are securities issued by the U.S. government; commercial paper, which is a promissory note issued by a large company or financial firm; banker's acceptances, which are credit instruments guaranteed by a bank; and negotiable certificates of deposit, which are issued by banks in large denominations. Money market securities can pay fixed, variable, or floating rates of interest.
--------------------------------------------------------------------------------




[FLAG] EACH FUND IS SUBJECT TO INCOME RISK,  WHICH IS THE CHANCE THAT THE FUND'S
     DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. A FUND'S DIVIDENDS DECLINE WHEN INTEREST RATES FALL, BECAUSE THE FUND THEN MUST INVEST IN LOWER-YIELDING INSTRUMENTS. BECAUSE THE FUND'S INCOME IS BASED ON SHORT-TERM INTEREST RATES--WHICH CAN FLUCTUATE SIGNIFICANTLY OVER SHORT PERIODS--INCOME RISK IS EXPECTED TO BE HIGH.



SECURITY SELECTION


The Vanguard Group, advisor to the Funds, selects high-quality money market instruments. Each Fund focuses on securities of a particular class of issuer (the U.S. government, U.S. government agencies, or nongovernment issuers). The Funds are managed without regard to tax ramifications.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                CREDIT QUALITY

A money market instrument's credit-quality rating is an assessment of the issuer's ability to pay interest and, ultimately, to repay the principal. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance--in the rating agency's opinion--that the issuer will default, or fail to meet its payment obligations. Direct U.S. Treasury obligations, along with other securities backed by the "full faith and credit" of the U.S. government, carry the highest credit ratings. All things being equal, money market instruments with greater credit
risk                   offer                   higher                    yields.
--------------------------------------------------------------------------------




[FLAG] EACH FUND IS  SUBJECT  TO MANAGER  RISK,  WHICH IS THE  CHANCE  THAT POOR
     SECURITY SELECTION WILL CAUSE THE FUND TO UNDERPERFORM OTHER FUNDS WITH A SIMILAR INVESTMENT OBJECTIVE.


     The Prime Money Market Fund invests in commercial paper, U.S. Treasury and agency securities, certificates of deposit, banker's acceptances, and other money market securities. Commercial paper must be rated Prime-1 by Moody's Investors Service, Inc., or A-1 by Standard & Poor's. Securities that are unrated must be issued by a company with a debt rating of A3 or better by Moody's or A- or better by Standard & Poor's. The Prime Money Market Fund also invests in short-term corporate, state, and municipal obligations rated A3 or better by Moody's or A- or better by Standard & Poor's, as well as in securities that are considered suitable for the Federal Money Market Fund (see below).

[FLAG] THE PRIME MONEY  MARKET FUND IS SUBJECT TO INDUSTRY  CONCENTRATION  RISK,
     WHICH IS THE CHANCE THAT THE FUND'S PERFORMANCE WILL BE SIGNIFICANTLY AFFECTED, FOR BETTER OR WORSE, BY DEVELOPMENTS IN THE FINANCIAL SERVICES INDUSTRY.


     More than 25% of the Fund's assets will be invested in instruments issued by financial services companies, such as banks, insurance companies, real estate-related companies, securities firms, leasing companies, and other companies principally engaged in providing financial services to consumers and industry. These investments include, among others, bank obligations, high-quality asset-backed securities, and securities issued by the automobile finance industry. Changes in economic, regulatory, and political conditions that affect financial services companies could have a significant effect on the Fund. These conditions include changes in interest rates and defaults in payments by borrowers.

     The Prime Money Market Fund may also invest in Eurodollar and Yankee obligations, which include certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have the same risks, such as income risk and credit risk, as those of U.S. money market instruments. Other risks of Eurodollar and Yankee obligations include the chance that a foreign government will not let U.S. dollar-denominated assets leave the country, the chance that the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and the chance that adverse political or economic developments will affect investments in a foreign country. Before the Fund's advisor selects a Eurodollar or Yankee obligation, however, any foreign issuer undergoes the same credit-quality analysis and tests of financial strength as those for the issuers of domestic securities.

15


     The Federal Money Market Fund invests mainly in securities issued by U.S. government agencies and instrumentalities whose interest and principal payments are neither guaranteed by the United States Treasury nor supported by the full faith and credit of the U.S. government. These agencies and instrumentalities include, among others, the Federal Home Loan Bank, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation. The Fund also may invest in securities issued by U.S. government agencies and instrumentalities and supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association.
     The Treasury and Admiral Treasury Money Market Funds invest solely in securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Funds' assets will always be invested in U.S. Treasury securities. The remainder of the Funds' assets may include securities issued by U.S. government agencies such as the Government National Mortgage Association, the Small Business Administration, and the Federal Financing Bank.



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                      U.S. GOVERNMENT-SPONSORED ENTITIES

A variety of U.S. government-sponsored entities (GSEs), such as the Federal Home Loan Mortgage Corporation (Freddie Mac), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Banks (FHLBs), issue debt and mortgage-backed securities. Although GSEs may be charted or sponsored by Acts of Congress, they are not funded by congressional appropriations. Generally, their securities are neither issued by nor guaranteed by the United States Treasury and are not supported by the full faith and credit of the U.S. government. In most cases, these securities are supported only by the credit of the GSE, standing alone. In some cases, a GSE's securities may be supported by the ability of the GSE to borrow from the Treasury, or may be supported by the United States government in some other way. Securities issued by the Government National Mortgage Association (Ginnie Mae), however, are supported by the full faith and credit of the U.S. government.




[FLAG] EACH FUND IS SUBJECT,  TO A LIMITED EXTENT,  TO CREDIT RISK, WHICH IS THE
     CHANCE THAT THE ISSUER OF A SECURITY WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER, OR THAT NEGATIVE PERCEPTIONS OF THE ISSUER'S ABILITY TO MAKE SUCH PAYMENTS WILL CAUSE SECURITY PRICES TO DECLINE.


     The four Funds differ mainly in terms of credit risk. In absolute terms, each Fund's credit quality is very high.
     In relative terms, the Treasury and Admiral Treasury Money Market Funds, which invest in securities backed by the full faith and credit of the U.S. government, offer the lowest credit risk--and generally the lowest yields--of the four Funds.
     Because many of the securities included in the Federal Money Market Fund are not backed by the full faith and credit of the U.S. government, the potential credit risk and yield for the Fund are somewhat higher than for the Treasury and Admiral Treasury Money Market Funds.
     While the credit quality of its securities is very high, the Prime Money Market Fund faces more risk because it invests in money market securities issued by private companies. It is possible that one or more of these companies may experience financial difficulties and, as a result, may fail to pay interest to the Fund or return the Fund's principal when repayment is due. Therefore, the Prime Money Market Fund offers the highest credit risk, and generally the highest yield, of the four Funds.
     Bear in mind that, while each Fund invests in high-quality money market instruments, the four Funds are not insured or guaranteed by the FDIC or any other agency of the U.S. government.

[FLAG] THE PRIME AND FEDERAL  MONEY MARKET FUNDS  RESERVE THE RIGHT TO INVEST IN
     REPURCHASE AGREEMENTS, WHICH ARE SUBJECT TO SPECIFIC RISKS.



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                             REPURCHASE AGREEMENTS

Repurchase agreements are contracts in which a U.S. commercial bank or securities dealer sells government securities and agrees to repurchase the securities on a specific date (normally the next business day) at a specific price.
--------------------------------------------------------------------------------




     Repurchase agreements carry several risks. For instance, if the seller is unable to repurchase the securities as promised, a Fund may experience a loss when trying to sell the securities to another buyer. Also, if the seller becomes insolvent, a bankruptcy court may determine that the securities do not belong to the Fund and order that the securities be used to pay off the seller's debts. The Funds' advisor believes that these risks can be controlled through careful security selection and monitoring.

[FLAG] EACH  FUND  RESERVES  THE  RIGHT  TO  INVEST,  TO A  LIMITED  EXTENT,  IN
     ADJUSTABLE-RATE SECURITIES, WHICH ARE TYPES OF DERIVATIVES.




--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                  DERIVATIVES

 A derivative is a financial contract whose value is based on (or "derived"
 from) the value of a traditional security (such as a stock or a bond), a money market benchmark (such as U.S. Treasury bill rates or the Federal Funds Effective Rate), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index).
--------------------------------------------------------------------------------



     An adjustable-rate security's interest rate, as the name implies, is not set; instead, it fluctuates periodically. Generally, the security's yield is based on a U.S. dollar-based interest-rate benchmark such as the Federal Funds Rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR). These securities reset their yields on a periodic basis (for example, daily, weekly, or quarterly) or upon the change in the benchmark interest rate. These yields are closely correlated to changes in money market interest rates.
     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify the risks of an investment.

     In addition, each Fund, except the Admiral Treasury Money Market Fund, may invest up to 10% of its net assets in illiquid securities. These are securities that a Fund may not be able to sell in the ordinary course of business.

17

TEMPORARY INVESTMENT MEASURES
Each Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses, but may otherwise fail to achieve its investment objective.

COSTS AND MARKET-TIMING

Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:

- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing or amount of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (other than money market funds) limits the number of times that an investor can exchange into and out of the fund.

-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.

See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.


     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a
dramatic         effect         on         a         fund's         performance.
--------------------------------------------------------------------------------



THE FUNDS AND VANGUARD


Each Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $640 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with administrative services and business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs.
--------------------------------------------------------------------------------





INVESTMENT ADVISOR
The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Funds through its Fixed Income Group. As of August 31, 2003, Vanguard served as advisor for about $457 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.
     The advisor places all orders for the purchase and sale of the Funds' securities, and obtains the best available price and most favorable execution for all transactions.
     For the fiscal year ended August 31, 2003, the advisory expenses represented an effective annual rate of 0.01% of each Fund's average net assets.




--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUNDS' ADVISOR

 The managers primarily responsible for overseeing the Funds' investments are:

ROBERT F. AUWAERTER, Principal of Vanguard. He has managed portfolio investments since 1978; has been with Vanguard since 1981; and has overseen all the Fixed Income Group's portfolio management activities since 2003. Education: B.S., University of Pennsylvania; M.B.A., Northwestern University.

JOHN HOLLYER, Principal of Vanguard. He has worked in investment management since 1987 and has managed portfolio investments for Vanguard since 1989.
Education: B.S., University of Pennsylvania.

DAVID R. GLOCKE, Principal of Vanguard. He has worked in investment management since 1991 and has managed portfolio investments since 1997. Education: B.S., University of Wisconsin.
--------------------------------------------------------------------------------



DIVIDENDS AND TAXES
FUND DISTRIBUTIONS

Each Fund distributes to shareholders virtually all of its net income (interest less expenses). The Fund's income dividends accrue daily and are distributed on the first business day of every month. You can receive your income distributions in cash, or you can have them automatically reinvested in more shares of the Fund.

19

BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional Fund shares.
-    Distributions   declared  in  December--if  paid  to  you  by  the  end  of
     January--are taxable for federal income tax purposes as if received in December.

- Any dividend distributions that you receive are taxable to you as ordinary income for federal income tax purposes.

- Dividend distributions that you receive may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. government may be exempt from state and local taxes. Vanguard will notify you each year how much, if any, of your dividends may qualify for this exemption.
- Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

GENERAL INFORMATION

BACKUP WITHHOLDING. By law, Vanguard must withhold 28% of any taxable distributions or redemptions from your account if you do not:
-    Provide us with your correct taxpayer identification number;
-    Certify that the taxpayer identification number is correct; and
-    Confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.

TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax advisor for detailed information about a fund's tax consequences for you.



SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share for the Federal, Treasury, and Admiral Treasury Money Market Funds is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. NAV per share for the Prime Money Market Fund is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.

     The instruments held by the Funds are valued on the basis of amortized cost.

     Although the stable share price is not guaranteed, the NAV of Vanguard money market funds is expected to remain at $1 per share. Instruments are purchased and managed with that goal in mind.
     Vanguard money market fund yields can be found weekly in the money market fund listings of most major newspapers, separate from the share price listings for other mutual funds.


FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by
PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. To receive a free copy of the latest annual or semiannual report, you may access a report online at www.vanguard.com or you may contact Vanguard by telephone or by mail.




--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Prime Money Market Fund's Investor Shares as an example. The Investor Shares began fiscal year 2003 with a net asset value (price) of $1.00 per share. During the year, each Investor Share earned $0.011 from investment income (interest). Shareholders received $0.011 per share in the form of dividend distributions.

The earnings ($0.011 per share) minus the distributions ($0.011 per share) resulted in a share price of $1.00 at the end of the year. For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 1.12% for the year.

As of August 31, 2003, the Investor Shares had approximately $47.3 billion in net assets. For the year, the expense ratio was 0.32% ($3.20 per $1,000 of net assets), and the net investment income amounted to 1.12% of average net assets.
--------------------------------------------------------------------------------

21


PRIME MONEY MARKET FUND INVESTOR SHARES

=================================================================================================================================
                                                              YEAR ENDED           DEC. 1,
                                                               AUGUST 31,         2000, TO             YEAR ENDED NOVEMBER 30,
                                                       ------------------------   AUG. 31,       --------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD             2003         2002         2001*         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $1.00        $1.00         $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .011         .021          .037         .060         .049         .053
  Net Realized and Unrealized Gain (Loss) on Investments    --           --            --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      .011         .021          .037         .060         .049         .053
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                   (.011)       (.021)        (.037)       (.060)       (.049)       (.053)
  Distributions from Realized Capital Gains                 --           --            --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.011)       (.021)        (.037)       (.060)       (.049)       (.053)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $1.00        $1.00         $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                              1.12%        2.09%         3.78%        6.21%        4.97%        5.42%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                 $47,341      $49,784       $50,495      $45,719      $39,430      $33,732
  Ratio of Total Expenses to
    Averae Net Assets                                     0.32%        0.33%       0.33%**        0.33%        0.33%        0.33%
  Ratio of Net Investment Income to
    Average Net Assets                                    1.12%        2.07%       4.92%**        6.04%        4.85%        5.28%
=================================================================================================================================

 *The fund's fiscal year-end changed from November 30 to August 31, effective
  August 31, 2001.
**Annualized.



FEDERAL MONEY MARKET FUND

=================================================================================================================================
                                                              YEAR ENDED           DEC. 1,
                                                               AUGUST 31,         2000, TO             YEAR ENDED NOVEMBER 30,
                                                       ------------------------   AUG. 31,       --------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD             2003         2002         2001*         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $1.00        $1.00         $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .011         .021          .037         .059         .048         .052
  Net Realized and Unrealized Gain (Loss) on Investments    --           --            --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      .011         .021          .037         .059         .048         .052
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                   (.011)       (.021)        (.037)       (.059)       (.048)       (.052)
  Distributions from Realized Capital Gains                 --           --            --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.011)       (.021)        (.037)       (.059)       (.048)       (.052)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $1.00        $1.00         $1.00        $1.00        $1.00        $1.00
=================================================================================================================================

TOTAL RETURN                                              1.11%        2.12%         3.78%        6.11%        4.89%        5.35%
=================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                  $6,289       $6,794        $6,527       $5,495       $5,243       $4,263
  Ratio of Total Expenses to
    Average Net Assets                                    0.32%        0.33%       0.33%**        0.33%        0.33%        0.33%
  Ratio of Net Investment Income to
    Average Net Assets                                    1.11%        2.10%       4.92%**        5.94%        4.79%        5.21%
=================================================================================================================================

 *The fund's fiscal year-end changed from November 30 to August 31, effective
  August 31, 2001.
**Annualized.

TREASURY MONEY MARKET FUND

=================================================================================================================================
                                                              YEAR ENDED           DEC. 1,
                                                               AUGUST 31,         2000, TO             YEAR ENDED NOVEMBER 30,
                                                       ------------------------   AUG. 31,       --------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD             2003         2002         2001*         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $1.00        $1.00         $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .010         .020          .035         .056         .044         .050
  Net Realized and Unrealized Gain (Loss) on Investments    --           --            --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      .010         .020          .035         .056         .044         .050
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                   (.010)       (.020)        (.035)       (.056)       (.044)       (.050)
  Distributions from Realized Capital Gains                 --           --            --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.010)       (.020)        (.035)       (.056)       (.044)       (.050)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $1.00        $1.00         $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                              1.03%        1.98%         3.58%        5.70%        4.51%        5.06%
=================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                  $4,959       $4,822        $4,453       $4,107       $4,593       $3,942
  Ratio of Total Expenses to
    Average Net Assets                                    0.32%        0.33%       0.33%**        0.33%        0.33%        0.33%
  Ratio of Net Investment Income to
    Average Net Assets                                    1.03%        1.95%       4.68%**        5.53%        4.41%        4.94%
=================================================================================================================================

 *The fund's fiscal year-end changed from November 30 to August 31, effective
  August 31, 2001.
**Annualized.



ADMIRAL TREASURY MONEY MARKET FUND

=================================================================================================================================
                                                              YEAR ENDED           FEB. 1,
                                                               AUGUST 31,         2001, TO             YEAR ENDED January 31,
                                                       ------------------------   AUG. 31,       --------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD             2003         2002         2001*         2001         2000         1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $1.00        $1.00         $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .012         .021          .026         .059         .047         .050
  Net Realized and Unrealized Gain (Loss) on Investments    --           --            --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      .012         .021          .026         .059         .047         .050
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                   (.012)       (.021)        (.026)       (.059)       (.047)       (.050)
  Distributions from Realized Capital Gains                 --           --            --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.012)       (.021)        (.026)       (.059)       (.047)       (.050)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $1.00        $1.00         $1.00        $1.00        $1.00        $1.00
=================================================================================================================================

TOTAL RETURN                                              1.20%        2.15%         2.65%        6.07%        4.79%        5.12%
=================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                 $13,129      $10,608        $7,851       $6,746       $5,648       $5,057
  Ratio of Total Expenses to
    Average Net Assets                                    0.14%        0.14%       0.15%**        0.15%        0.15%        0.15%
  Ratio of Net Investment Income to
    Average Net Assets                                    1.18%        2.09%       4.49%**        5.90%        4.69%        4.97%
=================================================================================================================================

 *The fund's fiscal year-end changed from January 31 to August 31, effective
  August 31, 2001.
**Annualized.

23



--------------------------------------------------------------------------------
 INVESTING WITH VANGUARD

This section of the prospectus explains the basics of doing business with Vanguard. A special booklet provides information that will help individual investors make the most of their relationship with Vanguard. A separate booklet does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions at the end of this section. Vanguard reserves the right to change this information, without prior notice.

                                 BUYING SHARES
                               CONVERTING SHARES
                               REDEEMING SHARES
                               EXCHANGING SHARES
                          OTHER RULES YOU SHOULD KNOW
                           FUND AND ACCOUNT UPDATES
                              CONTACTING VANGUARD
--------------------------------------------------------------------------------





BUYING SHARES

ACCOUNT MINIMUMS

TO OPEN AND  MAINTAIN  AN  ACCOUNT.  For the  Admiral  Money  Market  Fund only:
$50,000. For the other three Funds: $3,000 for regular accounts; $1,000 for IRAs and most custodial accounts for minors.
TO ADD TO AN EXISTING ACCOUNT. $50 by Automatic Investment Plan; $100 by mail, exchange, or Periodic Purchase; $1,000 by wire.

     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

HOW TO BUY SHARES

ONLINE.You can open certain types of accounts or buy shares in an existing account through our website at www.vanguard.com.
BY CHECK. To open an account, mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-by-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--"Fund number." For a list of the Fund numbers and addresses, see Contacting Vanguard.
BY EXCHANGE PURCHASE. You can purchase shares with the proceeds of a redemption from another Vanguard/(R)/ fund. See Exchanging Shares and Other Rules You Should Know.
BY WIRE. Call Vanguard to purchase shares by wire. See Contacting Vanguard.
BY AUTOMATIC INVESTMENT PLAN OR PERIODIC PURCHASE. You can purchase shares by electronically transferring money from a previously designated bank account. To establish either option, you must complete a special form or the appropriate section of your account registration form.

YOUR PURCHASE PRICE

ONLINE, BY CHECK (ALL FUNDS OTHER THAN MONEY MARKET FUNDS), BY EXCHANGE, OR BY WIRE. You buy shares at a fund's NAV determined as of your TRADE DATE. For all Vanguard funds, purchases received at Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) receive a trade date of the same day, and purchases received after that time receive a trade date of the first business day following the date of receipt.
BY CHECK (FOR MONEY MARKET FUNDS ONLY). For check purchases received at Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), the trade date is the first business day following the date of receipt. For purchases received after that time, the trade date is the second business day following the date of receipt. Because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, the trade date is always one day later than for other funds.
BY PERIODIC PURCHASE. For all Vanguard funds, instructions received at Vanguard on a business day before 10 p.m., Eastern time, will result in a purchase that occurs on and receives a trade date of the next business day.
BY AUTOMATIC INVESTMENT PLAN. Your Vanguard account's trade date will be one business day before the date you designated for withdrawal from your bank account.


EARNING DIVIDENDS
You begin earning dividends on the next business day after your trade date. When buying money market fund shares through a federal funds wire, however, you can begin earning dividends immediately by notifying Vanguard before 10:45 a.m. (2 p.m. for Vanguard Prime Money Market Fund), Eastern time, that you intend to make a wire purchase that day.

PURCHASE RULES YOU SHOULD KNOW

^CHECK PURCHASES. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. Vanguard does not accept cash, "starter checks," traveler's checks, or money orders. In addition, to protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
^NEW ACCOUNTS. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right to close your account or take such other steps as we deem reasonable.

25


^REJECTION OF PURCHASES. Vanguard reserves the right to reject any purchase request (regardless of size) that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.

^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time or to reject specific purchase requests, including purchases by exchange from another Vanguard fund.


CONVERTING SHARES

ANY CONVERSION BETWEEN SHARE CLASSES OF THE SAME FUND IS A NONTAXABLE EVENT.


PRICING OF SHARE CLASS CONVERSIONS
If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared with that of your "old" shares.

CONVERSIONS INTO INSTITUTIONAL SHARES

You may convert Investor Shares of Vanguard Prime Money Market Fund into Institutional Shares of the same Fund, provided that your account balance in the Fund is at least $10 million. The Fund's Institutional Shares are offered through a separate prospectus. Please contact Vanguard's Institutional Division for more information.

MANDATORY CONVERSIONS INTO INVESTOR SHARES

If an investor no longer meets the requirements for Institutional Shares, the Fund may convert the investor's Institutional Shares into Investor Shares. A decline in the investor's account balance because of market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into Investor Shares.

REDEEMING SHARES


HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.

ONLINE. Request a redemption through our website at www.vanguard.com.
BY TELEPHONE. Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL. Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.
BY WRITING A CHECK. If you've established the checkwriting service on your account, you can redeem shares by writing a check for $250 or more.
BY AUTOMATIC WITHDRAWAL PLAN OR PERIODIC REDEMPTION. If you've established either of these options on your account, you can redeem shares by electronically transferring your redemption proceeds to a previously designated bank account. To establish these options, you must complete a special form or the appropriate section of your account registration form.


     YOUR REDEMPTION PRICE You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

EARNING DIVIDENDS

Shares continue earning dividends until the next business day after your trade date. There are two exceptions to this rule: (1) If you redeem shares by writing a check against your account, the shares will stop earning dividends on the day that your check posts to your account; and (2) For money market funds only, if you redeem shares with a same-day wire request before 10:45 a.m. (2 p.m. for Vanguard Prime Money Market Fund), Eastern time, the shares will stop earning dividends that same day.

TYPES OF REDEMPTIONS

^BY CHECK. Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
^BY EXCHANGE. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. See Exchanging Shares and Other Rules You Should Know.
^BY AUTOMATIC WITHDRAWAL PLAN OR PERIODIC REDEMPTIONS. Proceeds of redeemed shares will be credited to your bank

27

account two business days after your trade date. Minimum electronic redemption is $100.

^BY WIRE. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration form. Vanguard charges a $5 fee for wire redemptions under $5,000.
Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m. (2 p.m. for Vanguard Prime Money Market Fund), Eastern time, the redemption proceeds will leave Vanguard by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.
Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.


REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.

^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you may avoid in-kind or delayed payment of your redemption.
^RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check, Automatic Investment Plan, or Periodic Purchase.

^SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard.

^ADDRESS CHANGE. If you change your address online or by telephone, there will be a 15-day hold on online and telephone redemptions. Address change confirmations are sent to both the old and new address.
^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. At your request, we can make your redemption check payable, or wire your redemption proceeds, to a different person or send the check to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantee. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).

^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.



EXCHANGING SHARES


All open Vanguard funds accept exchange requests online (through your account registered with Vanguard.com), by telephone, or by mail. However, because excessive exchanges can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on the exchange privilege.

     If you are exchanging into or out of the U.S. STOCK INDEX FUNDS, INTERNATIONAL STOCK INDEX FUNDS, REIT INDEX FUND, BALANCED INDEX FUND, CALVERT SOCIAL INDEX FUND, INTERNATIONAL GROWTH FUND, INTERNATIONAL VALUE FUND, INTERNATIONAL EXPLORER(TM) FUND, or GROWTH AND INCOME FUND, these limits generally are as follows:
- No online or telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days. Any exchange request placed during these hours will not be accepted. On days when the New York Stock Exchange is scheduled to close early, this end-of-day restriction will be adjusted to begin 11^2 hours prior to the scheduled close. (For example, if the New York Stock Exchange is scheduled to close at 1 p.m., Eastern time, the cutoff for online and telephone exchanges will be 11:30 a.m., Eastern time.)

- No more than two exchanges OUT of a fund may be requested online or by telephone within any 12-month period.

29


Funds may be added to or deleted from this list at any time, without prior notice to shareholders.


 For ALL OTHER VANGUARD FUNDS, the following limits generally apply:
- No more than two substantive "round trips" through a non-money-market fund during any 12-month period. A "round trip" is a redemption OUT of a fund (by any means) followed by a purchase back INTO the same fund (by any means). "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect management of the fund.
-    Round trips must be at least 30 days apart.

     Please note that Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. Also, in the event of a conflict between the exchange-privilege limitations of two funds, the stricter policy will apply to the transaction.


OTHER RULES YOU SHOULD KNOW

VANGUARD.COM/(R)/

^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform most other transactions. To establish this service, you must register online.
^SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. See Exchanging Shares.


TELEPHONE TRANSACTIONS

^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.

^TELE-ACCOUNT/(R)/. To conduct account transactions through Vanguard's automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:

- Caller authorization to act on the account (by legal documentation or other means).
-    Account registration and address.

-    Social Security or employer identification number.

-    Fund and account number, if applicable.

^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.

^SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. See Exchanging Shares.

WRITTEN INSTRUCTIONS

^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
-    The fund name and account number.
-    The amount of the transaction (in dollars, shares, or percent).

-    Authorized signatures of registered owners.

-    Signature guarantees, if required for the type of transaction.*
-    Any supporting legal documentation that may be required.

*For instance, signature guarantees must be provided by all registered account owners when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature-guarantee requirements.

ACCOUNTS WITH MORE THAN ONE OWNER
In the case of an account with more than one owner or authorized person, Vanguard will accept telephone or online instructions from any one owner or authorized person.


RESPONSIBILITY FOR FRAUD

Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private, and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.


UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

UNUSUAL CIRCUMSTANCES If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment advisor. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.

31

LOW-BALANCE ACCOUNTS

All Vanguard funds reserve the right to liquidate any investment-only retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment. If a fund has a redemption fee, that fee will apply to shares redeemed upon closure of the account.
Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500. The fee can be waived if your total Vanguard account assets are $50,000 or more.



FUND AND ACCOUNT UPDATES


CONFIRMATION STATEMENTS

We will send you a confirmation statement to verify the trade date and amount of your transaction when you buy, sell, exchange, or convert shares. However, we will not send such statements if they reflect only money market checkwriting or the reinvestment of dividends or capital gains distributions. Immediately review each confirmation statement that we send to you. Contact Vanguard immediately with any questions you may have about any transaction reflected on the confirmation statement.


PORTFOLIO SUMMARIES

We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, exchanges, and conversions for the current calendar year. Immediately review each summary that we send to you. Contact Vanguard immediately with any questions you may have about any transaction reflected on the summary.


TAX STATEMENTS

We will send annual tax statements to assist you in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs and other retirement plans.

AVERAGE-COST REVIEW STATEMENTS
For most taxable accounts, average-cost review statements will accompany annual 1099B tax statements. These statements show the average cost of shares that you redeemed during the current calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.

ANNUAL AND SEMIANNUAL REPORTS
Financial reports about Vanguard Money Market Funds will be mailed twice a year, in April and October. These comprehensive reports include overviews of the financial markets and specific information concerning the Funds:

-    Performance assessments with comparisons to industry benchmarks.

-    Reports from the advisor.

-    Financial statements with detailed listings of the Funds' holdings.
     To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder, unless you contact our Client Services Department in writing, by telephone, or by e-mail and instruct us otherwise.

     Vanguard can deliver your Fund reports electronically if you prefer. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of Fund reports by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and we will send paper copies of Fund reports within 30 days of receiving your notice.



CONTACTING VANGUARD
ONLINE
VANGUARD.COM

-    For the best source of Vanguard news

-    For fund, account, and service information
-    For most account transactions
-    For literature requests

-    24 hours a day, 7 days a week


VANGUARD TELE-ACCOUNT(R)
1-800-662-6273
(ON-BOARD)
-    For automated fund and account information
- For redemptions by check, exchange (subject to certain limitations), or wire

-    Toll-free, 24 hours a day, 7 days a week


INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)
-    For fund and service information
-    For literature requests
-    Business hours only

33

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)
-    For account information
-    For most account transactions
-    Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
-    For information and services for large institutional investors
-    Business hours only

VANGUARD ADDRESSES

Please be sure to use the correct address, depending on your method of delivery. Use of an incorrect address could delay the processing of your transaction.

REGULAR MAIL (INDIVIDUALS):

The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGISTERED, EXPRESS, OR OVERNIGHT MAIL:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBERS
Please use the specific fund number when contacting us about:

 Vanguard Prime Money Market Fund--30
 Vanguard Federal Money Market Fund--33
 Vanguard Treasury Money Market Fund--50
 Vanguard Admiral Treasury Money Market Fund--11




The Vanguard Group, Vanguard, Vanguard.com, Plain Talk, Admiral, Vanguard Tele-Account, Tele-Account, Explorer, and the ship [LOGO] are trademarks of The Vanguard Group, Inc. Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund. All other marks are the exclusive property of their respective owners.

                   (THIS PAGE INTENTIONALLY LEFT BLANK.)

                   (THIS PAGE INTENTIONALLY LEFT BLANK.)

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS


DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INVESTMENT ADVISOR
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MONEY MARKET FUND
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.
MONEY MARKET INSTRUMENTS

Short-term, liquid investments (usually with a maturity of 397 days or less) that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.


MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PRINCIPAL
The face value of a debt instrument or the amount of money put into an investment.


SECURITIES
Stocks, bonds, money market instruments, and interest in other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                                     [SHIP LOGO]
                                                    THE VANGUARD GROUP, INC. (R)
                                                            Post Office Box 2600
                                                     Valley Forge, PA 19482-2600


FOR MORE INFORMATION
If you'd like more information about Vanguard Money Market Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.


                                                   Funds' Investment Company Act
                                                 file numbers: Prime and Federal

                                                   Money Market Funds: 811-2554;
                                                     Treasury Money Market Fund:
                                                811-7803; Admiral Treasury Money
                                                           Market Fund: 811-7043
                                               (C) 2003 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                 Vanguard Marketing Corporation,
                                                                    Distributor.


                                                                     P030 122003

VANGUARD(R) MONEY MARKET FUNDS


For Participants . December 12, 2003


This prospectus
contains financial data
for the Funds through
the fiscal year ended
August 31, 2003.


                                                VANGUARD PRIME MONEY MARKET FUND


                                              VANGUARD FEDERAL MONEY MARKET FUND


                                             VANGUARD TREASURY MONEY MARKET FUND


                                     VANGUARD ADMIRAL TREASURY MONEY MARKET FUND

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VANGUARD MONEY MARKET FUNDS

Participant Prospectus
December 12, 2003


--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

 1 FUND PROFILES
   1 Vanguard Prime Money Market Fund
   4 Vanguard Federal Money Market Fund
   7 Vanguard Treasury Money Market Fund
  10 Vanguard Admiral Treasury Money Market Fund

13 MORE ON THE FUNDS

17 THE FUNDS AND VANGUARD
18 INVESTMENT ADVISOR
19 DIVIDENDS AND TAXES
19 SHARE PRICE
19 FINANCIAL HIGHLIGHTS
23 INVESTING WITH VANGUARD
24 ACCESSING FUND INFORMATION
  BY COMPUTER

 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk/(R)/ explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment  for you.  We  suggest  that  you keep  this  prospectus  for  future reference.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SHARE CLASS OVERVIEW


This  prospectus   offers  the  Funds'  Investor  Shares  and  is  intended  for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.


-------------------------------------------------------------------------------

1

FUND PROFILE--
VANGUARD(R) PRIME MONEY MARKET FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES

The Fund invests in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to those in the two highest credit-quality categories. The Fund will invest more than 25% of its assets in securities issued by companies in the financial services industry. The Fund will maintain a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.


PRIMARY RISKS
The Fund is designed as a low-risk investment; however, the Fund's performance could be hurt by: n Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for money market funds, so investors should expect the Fund's monthly income to fluctuate.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with a similar investment objective.
- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause security prices to decline. Credit risk should be very low for the Fund because it invests only in securities that are considered to be of high quality.
- Industry concentration risk, which is the chance that there will be overall problems affecting a particular industry. Because the Fund will invest more than 25% of its assets in securities of companies in the financial services industry, the Fund's performance will depend to a greater extent on the overall condition of that industry.

     AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and an average money market fund. Keep in mind that the Fund's past returns do not indicate how it will perform in the future.

     ----------------------------------------------------
                ANNUAL TOTAL RETURNS--INVESTOR SHARES
                       SCALE RANGE -2% to 10%
[BAR CHART]
                             1993   3.01
                             1994   4.08
                             1995   5.82
                             1996   5.29
                             1997   5.44
                             1998   5.38
                             1999   5.01
                             2000   6.29
                             2001   4.17
                             2002   1.65
      ----------------------------------------------------
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2003, was 0.70%.
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 1.61% (quarter ended December 31, 2000), and the lowest return for a quarter was 0.20% (quarter ended September 30, 2003).




      -----------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
      ----------------------------------------------------------------------
                                               1 YEAR   5 YEARS     10 YEARS
      ----------------------------------------------------------------------
      Vanguard Prime Money Market Fund
       Investor Shares                         1.65%     4.49%      4.60%
      Citigroup 3-Month Treasury Bill Index    1.70      4.30       4.50
      Average Money Market Fund*               1.00      3.88       4.07
      ----------------------------------------------------------------------
      *Derived from data provided by Lipper Inc.
      ----------------------------------------------------------------------


     If you would like to know the current annualized 7-day yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

3

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended August 31, 2003.



     SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Purchase Fee:                                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.30%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.32%



     The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



--------------------------------------------------
1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $33          $103      $180          $406
--------------------------------------------------



     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS                                          NEWSPAPER ABBREVIATION
Declared daily and distributed on the first        VangPr
business day of each month
                                                   VANGUARD FUND NUMBER
INVESTMENT ADVISOR                                 30
The Vanguard Group, Valley Forge, Pa., since 1981
                                                   CUSIP NUMBER
INCEPTION DATE                                     922906201
June 4, 1975
                                                   TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF               VMMXX
AUGUST 31, 2003
$51.6 billion
--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD(R) FEDERAL MONEY MARKET FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES

The Fund invests primarily in high-quality, short-term money market instruments. At least 80% of the Fund's assets are invested in securities issued by the U.S. government and its agencies and instrumentalities. Although these securities are high-quality, most of the securities held by the Fund are neither guaranteed by the United States Treasury nor supported by the full faith and credit of the U.S. government. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). The Fund will maintain a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.


PRIMARY RISKS
The Fund is designed as a low-risk investment; however, the Fund's performance could be hurt by: n Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for money market funds, so investors should expect the Fund's monthly income to fluctuate.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with a similar investment objective.
- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause security prices to decline. Credit risk should be very low for the Fund because it invests only in securities that are considered to be of high quality.

     AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

5

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and an average money market fund. Keep in mind that the Fund's past returns do not indicate how it will perform in the future.

      ----------------------------------------------------
                        ANNUAL TOTAL RETURNS
                       SCALE RANGE -2% to 10%
[BAR C                      1993   2.98
                            1994   4.03
                            1995   5.77
                            1996   5.24
                            1997   5.38
                            1998   5.31
                            1999   4.94
                            2000   6.19
                            2001   4.22
                            2002   1.64
      ----------------------------------------------------
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2003, was 0.70%.
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 1.59% (quarter ended December 31, 2000), and the lowest return for a quarter was 0.19% (quarter ended September 30, 2003).




       ----------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
      ----------------------------------------------------------------------
                                               1 YEAR   5 YEARS     10 YEARS
      ----------------------------------------------------------------------
      Vanguard Federal Money Market Fund       1.64%     4.45%      4.56%
      Citigroup 3-Month Treasury Bill Index    1.70      4.30       4.50
      Average Government Money Market Fund*    1.08      3.92       4.06
      ----------------------------------------------------------------------
      *Derived from data provided by Lipper Inc.
      ----------------------------------------------------------------------


     If you would like to know the current annualized 7-day yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended August 31, 2003.




 SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Purchase Fee:                                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.30%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.32%



     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



--------------------------------------------------
1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
   $33          $103       $180          $406
--------------------------------------------------





     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS                                          NEWSPAPER ABBREVIATION
Declared daily and distributed on the first        VangFdl
business day of each month
                                                   VANGUARD FUND NUMBER
INVESTMENT ADVISOR                                 33
The Vanguard Group, Valley Forge, Pa.,
since inception                                    CUSIP NUMBER
                                                   922906300
INCEPTION DATE
July 13, 1981                                      TICKER SYMBOL
                                                   VMFXX
NET ASSETS AS OF AUGUST 31, 2003
$6.3 billion
--------------------------------------------------------------------------------

7

FUND PROFILE--
VANGUARD(R) TREASURY MONEY MARKET FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES
The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund's assets will always be invested in U.S. Treasury securities; the remainder of the assets may be invested in securities issued by U.S. government agencies. The Fund will maintain a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment; however, the Fund's performance could be hurt by: n Income risk, which is the chance that falling interest rates will cause the Fund's income to decline.

- Income risk is generally high for money market funds, so investors should expect the Fund's monthly income to fluctuate.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with a similar investment objective.

     AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of average money market funds. Keep in mind that the Fund's past returns do not indicate how it will perform in the future.
----------------------------------------------------
                        ANNUAL TOTAL RETURNS
                       SCALE RANGE -2% to 10%
[BAR CHART]
                           1993   2.86
                           1994   3.81
                           1995   5.49
                           1996   5.09
                           1997   5.12
                           1998   5.00
                           1999   4.55
                           2000   5.80
                           2001   3.99
                           2002   1.51
     ----------------------------------------------------
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2003, was 0.65%.
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 1.51% (quarter ended December 31, 2000), and the lowest return for a quarter was 0.19% (quarter ended September 30, 2003).

      ---------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
      ---------------------------------------------------------------------
                                                1 YEAR  5 YEARS    10 YEARS
      ---------------------------------------------------------------------
      Vanguard Treasury Money Market Fund        1.51%   4.16%      4.32%
      iMoneyNet Money Fund Report's Average
      100% Treasury Fund                         1.17    3.79       3.97
      Average U.S. Treasury Money Market Fund*   1.03    3.74       3.97
      ---------------------------------------------------------------------
      *Derived from data provided by Lipper Inc.
      ---------------------------------------------------------------------

     If you would like to know the current annualized 7-day yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

9

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended August 31, 2003.



     SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Purchase Fee:                                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.30%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.32%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


-------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
     $33          $103        $180         $406
--------------------------------------------------



     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS                                          NEWSPAPER ABBREVIATION
Declared daily and distributed on the first        VangTrsy
business day of each month
                                                   VANGUARD FUND NUMBER
INVESTMENT ADVISOR                                 50
The Vanguard Group, Valley Forge, Pa.,
since inception                                    CUSIP NUMBER
                                                   921948105
INCEPTION DATE
March 9, 1983                                      TICKER SYMBOL
                                                   VMPXX
NET ASSETS AS OF AUGUST 31, 2003
$5 billion
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) ADMIRAL(TM) TREASURY
MONEY MARKET FUND


INVESTMENT OBJECTIVE

The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES
The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund's assets will always be invested in U.S. Treasury securities; the remainder of the assets may be invested in securities issued by U.S. government agencies. The Fund will maintain a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment; however, the Fund's performance could be hurt by: n Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for money market funds, so investors should expect the Fund's monthly income to fluctuate.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with a similar investment objective.

     AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

11

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of average money market funds. Keep in mind that the Fund's past returns do not indicate how it will perform in the future.

      ----------------------------------------------------
                        ANNUAL TOTAL RETURNS
                       SCALE RANGE -2% to 10%
[BAR CHART}
                             1993   2.99
                             1994   3.99
                             1995   5.66
                             1996   5.26
                             1997   5.29
                             1998   5.18
                             1999   4.74
                             2000   5.99
                             2001   4.16
                             2002   1.69
      ----------------------------------------------------
     The year-to-date return as of the most recent calendar quarter, which ended September 30, 2003, was 0.77%.
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 1.56% (quarter ended December 31, 2000), and the lowest return for a quarter was 0.22% (quarter ended September 30, 2003).



      ---------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
      ---------------------------------------------------------------------
                                                1 YEAR  5 YEARS    10 YEARS
      ---------------------------------------------------------------------
      Vanguard Admiral Treasury Money
       Market Fund                               1.69%   4.34%      4.49%
      iMoneyNet Money Fund Report's Average
      100% Treasury Fund                         1.17    3.79       3.97
      Average U.S. Treasury Money Market Fund*   1.03    3.74       3.97
      ---------------------------------------------------------------------
      *Derived from data provided by Lipper Inc.
      ---------------------------------------------------------------------


     If you would like to know the current annualized 7-day yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended August 31, 2003.



    SHAREHOLDER FEES (fees paid directly from your investment)
    Sales Charge (Load) Imposed on Purchases:                       None
    Purchase Fee:                                                   None
    Sales Charge (Load) Imposed on Reinvested Dividends:            None
    Redemption Fee:                                                 None

    ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
    Management Expenses:                                           0.12%
    12b-1 Distribution Fee:                                         None
    Other Expenses:                                                0.02%
     TOTAL ANNUAL FUND OPERATING EXPENSES:                         0.14%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


-------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
     $14          $45      $79         $179
--------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS                                         MINIMUM INITIAL INVESTMENT
Declared daily and distributed on the first        $50,000
business day of each month.
                                                   NEWSPAPER ABBREVIATION
INVESTMENT ADVISOR                                 VangAdmUST
The Vanguard Group, Valley Forge, Pa.,
since inception                                    VANGUARD FUND NUMBER
                                                   11
INCEPTION DATE
December 14, 1992                                  CUSIP NUMBER
                                                   921932109
NET ASSETS AS OF AUGUST 31, 2003
$13.1 billion                                      TICKER SYMBOL
                                                   VUSSX
--------------------------------------------------------------------------------

13

MORE ON THE FUNDS

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this LOGO symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.
     The following sections explain the investment policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment policies in the interest of shareholders without a shareholder vote, unless those policies are designated as fundamental. The Federal Money Market Fund's policy of investing at least 80% of its assets in securities issued by the U.S. government and its agencies, and the Treasury and Admiral Treasury Money Market Funds' policy of investing at least 80% of their assets in U.S. Treasury securities may only be changed upon 60 days' notice to shareholders.

MARKET EXPOSURE
Each Fund's primary policy is to invest in very high-quality money market instruments. Also known as cash investments, these instruments are considered short-term (that is, they usually mature in 397 days or less). Each Fund will maintain a dollar-weighted average maturity of 90 days or less. Vanguard Prime Money Market Fund invests more than 25% of its assets in money market instruments issued by financial services companies.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            MONEY MARKET INSTRUMENTS

The term "money market instruments" refers to a variety of short-term, liquid investments, usually with a maturity of 397 days or less. Some common types are Treasury bills and notes, which are securities issued by the U.S. government; commercial paper, which is a promissory note issued by a large company or financial firm; banker's acceptances, which are credit instruments guaranteed by a bank; and negotiable certificates of deposit, which are issued by banks in large denominations. Money market securities can pay fixed, variable, or
floating                   rates                  of                   interest.
--------------------------------------------------------------------------------




[FLAG] EACH FUND IS SUBJECT TO INCOME RISK,  WHICH IS THE CHANCE THAT THE FUND'S
     DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. A FUND'S DIVIDENDS DECLINE WHEN INTEREST RATES FALL, BECAUSE THE FUND THEN MUST INVEST IN LOWER-YIELDING INSTRUMENTS. BECAUSE THE FUND'S INCOME IS BASED ON SHORT-TERM INTEREST RATES--WHICH CAN FLUCTUATE SIGNIFICANTLY OVER SHORT PERIODS--INCOME RISK IS EXPECTED TO BE HIGH.



SECURITY SELECTION


The Vanguard Group, advisor to the Funds, selects high-quality money market instruments. Each Fund focuses on securities of a particular class of issuer (the U.S. government, U.S. government agencies, or nongovernment issuers). The Funds are managed without regard to tax ramifications.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY

A money market instrument's credit-quality rating is an assessment of the issuer's ability to pay interest and, ultimately, to repay the principal. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance--in the rating agency's opinion--that the issuer will default, or fail to meet its payment obligations. Direct U.S. Treasury obligations, along with other securities backed by the "full faith and credit" of the U.S. government, carry the highest credit ratings. All things being equal, money market instruments with greater credit
risk                   offer                   higher                    yields.
--------------------------------------------------------------------------------




[FLAG] EACH FUND IS  SUBJECT  TO MANAGER  RISK,  WHICH IS THE  CHANCE  THAT POOR
     SECURITY SELECTION WILL CAUSE THE FUND TO UNDERPERFORM OTHER FUNDS WITH A SIMILAR INVESTMENT OBJECTIVE.

     The Prime Money Market Fund invests in commercial paper, U.S. Treasury and agency securities, certificates of deposit, banker's acceptances, and other money market securities. Commercial paper must be rated Prime-1 by Moody's Investors Service, Inc., or A-1 by Standard & Poor's. Securities that are unrated must be issued by a company with a debt rating of A3 or better by Moody's or A- or better by Standard & Poor's. The Prime Money Market Fund also invests in short-term corporate, state, and municipal obligations rated A3 or better by Moody's or A- or better by Standard & Poor's, as well as in securities that are considered suitable for the Federal Money Market Fund (see below).

[FLAG] THE PRIME MONEY  MARKET FUND IS SUBJECT TO INDUSTRY  CONCENTRATION  RISK,
     WHICH IS THE  CHANCE  THAT THE  FUND'S  PERFORMANCE  WILL BE  SIGNIFICANTLY
     AFFECTED, FOR BETTER OR FOR WORSE, BY DEVELOPMENTS IN THE FINANCIAL SERVICES INDUSTRY.


     More than 25% of the Fund's assets will be invested in instruments issued by financial services companies, such as banks, insurance companies, real estate-related companies, securities firms, leasing companies, and other companies principally engaged in providing financial services to consumers and industry. These investments include, among others, bank obligations, high-quality asset-backed securities, and securities issued by the automobile finance industry. Changes in economic, regulatory, and political conditions that affect financial services companies could have a significant effect on the Fund. These conditions include changes in interest rates and defaults in payments by borrowers.
     The Prime Money Market Fund may also invest in Eurodollar and Yankee obligations, which include certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have the same risks, such as income risk and credit risk, as those of U.S. money market instruments. Other risks of Eurodollar and Yankee obligations include the chance that a foreign government will not let U.S. dollar-denominated assets leave the country, the chance that the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and the chance that adverse political or economic developments will affect investments in a foreign country. Before the Fund's advisor selects a Eurodollar or Yankee obligation, however, any foreign issuer undergoes the same credit-quality analysis and tests of financial strength as those for the issuers of domestic securities.

15


     The Federal Money Market Fund invests mainly in securities issued by U.S. government agencies and instrumentalities whose interest and principal payments are neither guaranteed by the United States Treasury nor supported by the full faith and credit of the U.S. government. These agencies and instrumentalities include, among others, the Federal Home Loan Bank, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation. The Fund also may invest in securities issued by U.S. government agencies and instrumentalities and supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association.
     The Treasury and Admiral Treasury Money Market Funds invest solely in securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Funds' assets will always be invested in U.S. Treasury securities. The remainder of the Funds' assets may include securities issued by U.S. government agencies such as the Government National Mortgage Association, the Small Business Administration, and the Federal Financing Bank.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      U.S. GOVERNMENT-SPONSORED ENTITIES

A variety of U.S. government-sponsored entities (GSEs), such as the Federal Home Loan Mortgage Corporation (Freddie Mac), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Banks (FHLBs), issue debt and mortgage-backed securities. Although GSEs may be charted or sponsored by Acts of Congress, they are not funded by congressional appropriations. Generally, their securities are neither issued by nor guaranteed by the United States Treasury and are not supported by the full faith and credit of the U.S. government. In most cases, these securities are supported only by the credit of the GSE, standing alone. In some cases, a GSE's securities may be supported by the ability of the GSE to borrow from the Treasury, or may be supported by the United States government in some other way. Securities issued by the Government National Mortgage Association (Ginnie Mae), however, are supported by the full
faith        and        credit        of       the       U.S.        government.
--------------------------------------------------------------------------------




[FLAG] EACH FUND IS SUBJECT,  TO A LIMITED EXTENT,  TO CREDIT RISK, WHICH IS THE
     CHANCE THAT THE ISSUER OF A SECURITY WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER, OR THAT NEGATIVE PERCEPTIONS OF THE ISSUER'S ABILITY TO MAKE SUCH PAYMENTS WILL CAUSE SECURITY PRICES TO DECLINE.


     The four Funds differ mainly in terms of credit risk. In absolute terms, each Fund's credit quality is very high.
     In relative terms, the Treasury and Admiral Treasury Money Market Funds, which invest in securities backed by the full faith and credit of the U.S. government, offer the lowest credit risk--and generally the lowest yields--of the four Funds.

     Because many of the securities included in the Federal Money Market Fund are not backed by the full faith and credit of the U.S. government, the potential credit risk and yield for the Fund are somewhat higher than for the Treasury and Admiral Treasury Money Market Funds.

     While the credit quality of its securities is very high, the Prime Money Market Fund faces more risk because it invests in money market securities issued by private companies. It is possible that one or more of these companies may experience financial difficulties and, as a result, may fail to pay interest to the Fund or return the Fund's principal when repayment is due. Therefore, the Prime Money Market Fund offers the highest credit risk, and generally the highest yield, of the four Funds.
     Bear in mind that, while each Fund invests in high-quality money market instruments, the four Funds are not insured or guaranteed by the FDIC or any other agency of the U.S. government.

[FLAG] THE PRIME AND FEDERAL  MONEY MARKET FUNDS  RESERVE THE RIGHT TO INVEST IN
     REPURCHASE AGREEMENTS, WHICH ARE SUBJECT TO SPECIFIC RISKS.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              REPURCHASE AGREEMENTS

Repurchase agreements are contracts in which a U.S. commercial bank or securities dealer sells government securities and agrees to repurchase the securities on a specific date (normally the next business day) at a specific price.
--------------------------------------------------------------------------------




     Repurchase agreements carry several risks. For instance, if the seller is unable to repurchase the securities as promised, a Fund may experience a loss when trying to sell the securities to another buyer. Also, if the seller becomes insolvent, a bankruptcy court may determine that the securities do not belong to the Fund and order that the securities be used to pay off the seller's debts. The Funds' advisor believes that these risks can be controlled through careful security selection and monitoring.

[FLAG] EACH  FUND  RESERVES  THE  RIGHT  TO  INVEST,  TO A  LIMITED  EXTENT,  IN
     ADJUSTABLE-RATE SECURITIES, WHICH ARE TYPES OF DERIVATIVES.




--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) the value of a traditional security (such as a stock or a bond), a money market benchmark (such as U.S. Treasury bill rates or the Federal Funds Effective
Rate),  an asset (such as a commodity like gold), or a market index (such as the
S&P                                 500                                  Index).
--------------------------------------------------------------------------------




     An adjustable-rate security's interest rate, as the name implies, is not set; instead, it fluctuates periodically. Generally, the security's yield is based on a U.S. dollar-based interest-rate benchmark such as the Federal Funds Rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR). These securities reset their yields on a periodic basis (for example, daily, weekly, or quarterly) or upon the change in the benchmark interest rate. These yields are closely correlated to changes in money market interest rates.
     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify the risks of an investment.

     In addition, each Fund, except the Admiral Treasury Money Market Fund, may invest up to 10% of its net assets in illiquid securities. These are securities that a Fund may not be able to sell in the ordinary course of business.

17

TEMPORARY INVESTMENT MEASURES
Each Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses, but may otherwise fail to achieve its investment objective.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:

- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing or amount of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (other than money market funds) limits the number of times that an investor can exchange into and out of the fund.

-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.

See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.


     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a
dramatic         effect         on         a         fund's         performance.
--------------------------------------------------------------------------------



THE FUNDS AND VANGUARD


Each Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $640 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with administrative services and business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs.
--------------------------------------------------------------------------------





INVESTMENT ADVISOR

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Funds through its Fixed Income Group. As of August 31, 2003, Vanguard served as advisor for about $457 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.
     The advisor places all orders for the purchase and sale of the Funds' securities, and obtains the best available price and most favorable execution for all transactions.
     For the fiscal year ended August 31, 2003, the advisory expenses represented an effective annual rate of 0.01% of each Fund's average net assets.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISOR

 The managers primarily responsible for overseeing the Funds' investments are:

ROBERT F. AUWAERTER, Principal of Vanguard. He has managed portfolio investments since 1978; has been with Vanguard since 1981; and has overseen all the Fixed Income Group's portfolio management activities since 2003. Education: B.S., University of Pennsylvania; M.B.A., Northwestern University.

JOHN HOLLYER, Principal of Vanguard. He has worked in investment management since 1987 and has managed portfolio investments for Vanguard since 1989.
Education: B.S., University of Pennsylvania.

DAVID R. GLOCKE, Principal of Vanguard. He has worked in investment management since 1991 and has managed portfolio investments since 1997. Education: B.S., University of Wisconsin.
--------------------------------------------------------------------------------

19

DIVIDENDS AND TAXES

Each Fund distributes to shareholders virtually all of its net income (interest less expenses). The Fund's income dividends accrue daily and are distributed on the first business day of every month.

     Your  distributions  will be  reinvested  in  additional  Fund  shares  and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax advisor about the tax consequences of plan withdrawals.



SHARE PRICE


Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share for the Federal, Treasury, and Admiral Treasury Money Market Funds is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. NAV per share for the Prime Money Market Fund is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.

     The instruments held by the Funds are valued on the basis of amortized cost.
     Although the stable share price is not guaranteed, the NAV of Vanguard money market funds is expected to remain at $1 per share. Instruments are purchased and managed with that goal in mind.
     Vanguard money market fund yields can be found weekly in the money market fund listings of most major newspapers, separate from the share price listings for other mutual funds.


FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by
PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. To receive a free copy of the latest annual or semiannual report, you may access a report online at www.vanguard.com or you may contact Vanguard by telephone or by mail.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Prime Money Market Fund's Investor Shares as an example. The Investor Shares began fiscal year 2003 with a net asset value (price) of $1.00 per share. During the year, each Investor Share earned $0.011 from investment income (interest). Shareholders received $0.011 per share in the form of dividend distributions.

The earnings ($0.011 per share) minus the distributions ($0.011 per share) resulted in a share price of $1.00 at the end of the year. For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 1.12% for the year.

As of August 31, 2003, the Investor Shares had approximately $47.3 billion in net assets. For the year, the expense ratio was 0.32% ($3.20 per $1,000 of net assets), and the net investment income amounted to 1.12% of average net assets.
--------------------------------------------------------------------------------




PRIME MONEY MARKET FUND INVESTOR SHARES

=================================================================================================================================
                                                              YEAR ENDED           DEC. 1,
                                                               AUGUST 31,         2000, TO             YEAR ENDED NOVEMBER 30,
                                                       ------------------------   AUG. 31,       --------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD             2003         2002         2001*         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $1.00        $1.00         $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .011         .021          .037         .060         .049         .053
  Net Realized and Unrealized Gain (Loss) on Investments    --           --            --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      .011         .021          .037         .060         .049         .053
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                   (.011)       (.021)        (.037)       (.060)       (.049)       (.053)
  Distributions from Realized Capital Gains                 --           --            --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.011)       (.021)        (.037)       (.060)       (.049)       (.053)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $1.00        $1.00         $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                              1.12%        2.09%         3.78%        6.21%        4.97%        5.42%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                 $47,341      $49,784       $50,495      $45,719      $39,430      $33,732
  Ratio of Total Expenses to
    Averae Net Assets                                     0.32%        0.33%       0.33%**        0.33%        0.33%        0.33%
  Ratio of Net Investment Income to
    Average Net Assets                                    1.12%        2.07%       4.92%**        6.04%        4.85%        5.28%
=================================================================================================================================

 *The fund's fiscal year-end changed from November 30 to August 31, effective
  August 31, 2001.
**Annualized.

21


FEDERAL MONEY MARKET FUND

=================================================================================================================================
                                                              YEAR ENDED           DEC. 1,
                                                               AUGUST 31,         2000, TO             YEAR ENDED NOVEMBER 30,
                                                       ------------------------   AUG. 31,       --------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD             2003         2002         2001*         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $1.00        $1.00         $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .011         .021          .037         .059         .048         .052
  Net Realized and Unrealized Gain (Loss) on Investments    --           --            --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      .011         .021          .037         .059         .048         .052
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                   (.011)       (.021)        (.037)       (.059)       (.048)       (.052)
  Distributions from Realized Capital Gains                 --           --            --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.011)       (.021)        (.037)       (.059)       (.048)       (.052)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $1.00        $1.00         $1.00        $1.00        $1.00        $1.00
=================================================================================================================================

TOTAL RETURN                                              1.11%        2.12%         3.78%        6.11%        4.89%        5.35%
=================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                  $6,289       $6,794        $6,527       $5,495       $5,243       $4,263
  Ratio of Total Expenses to
    Average Net Assets                                    0.32%        0.33%       0.33%**        0.33%        0.33%        0.33%
  Ratio of Net Investment Income to
    Average Net Assets                                    1.11%        2.10%       4.92%**        5.94%        4.79%        5.21%
=================================================================================================================================

 *The fund's fiscal year-end changed from November 30 to August 31, effective
  August 31, 2001.
**Annualized.



TREASURY MONEY MARKET FUND

=================================================================================================================================
                                                              YEAR ENDED           DEC. 1,
                                                               AUGUST 31,         2000, TO             YEAR ENDED NOVEMBER 30,
                                                       ------------------------   AUG. 31,       --------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD             2003         2002         2001*         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $1.00        $1.00         $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .010         .020          .035         .056         .044         .050
  Net Realized and Unrealized Gain (Loss) on Investments    --           --            --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      .010         .020          .035         .056         .044         .050
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                   (.010)       (.020)        (.035)       (.056)       (.044)       (.050)
  Distributions from Realized Capital Gains                 --           --            --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.010)       (.020)        (.035)       (.056)       (.044)       (.050)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $1.00        $1.00         $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                              1.03%        1.98%         3.58%        5.70%        4.51%        5.06%
=================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                  $4,959       $4,822        $4,453       $4,107       $4,593       $3,942
  Ratio of Total Expenses to
    Average Net Assets                                    0.32%        0.33%       0.33%**        0.33%        0.33%        0.33%
  Ratio of Net Investment Income to
    Average Net Assets                                    1.03%        1.95%       4.68%**        5.53%        4.41%        4.94%
=================================================================================================================================

 *The fund's fiscal year-end changed from November 30 to August 31, effective
  August 31, 2001.
**Annualized.

ADMIRAL TREASURY MONEY MARKET FUND

=================================================================================================================================
                                                              YEAR ENDED           FEB. 1,
                                                               AUGUST 31,         2001, TO             YEAR ENDED January 31,
                                                       ------------------------   AUG. 31,       --------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD             2003         2002         2001*         2001         2000         1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $1.00        $1.00         $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .012         .021          .026         .059         .047         .050
  Net Realized and Unrealized Gain (Loss) on Investments    --           --            --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      .012         .021          .026         .059         .047         .050
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                   (.012)       (.021)        (.026)       (.059)       (.047)       (.050)
  Distributions from Realized Capital Gains                 --           --            --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.012)       (.021)        (.026)       (.059)       (.047)       (.050)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $1.00        $1.00         $1.00        $1.00        $1.00        $1.00
=================================================================================================================================

TOTAL RETURN                                              1.20%        2.15%         2.65%        6.07%        4.79%        5.12%
=================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                 $13,129      $10,608        $7,851       $6,746       $5,648       $5,057
  Ratio of Total Expenses to
    Average Net Assets                                    0.14%        0.14%       0.15%**        0.15%        0.15%        0.15%
  Ratio of Net Investment Income to
    Average Net Assets                                    1.18%        2.09%       4.49%**        5.90%        4.69%        4.97%
=================================================================================================================================

 *The fund's fiscal year-end changed from January 31 to August 31, effective
  August 31, 2001.
**Annualized.

23

INVESTING WITH VANGUARD

One or more of the Funds are an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.
- If you have any questions about a Fund or Vanguard, including those about a Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS

Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS

Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.
     In all cases, your transaction will be based on the Fund's next-determined net asset value (NAV) after Vanguard receives your request (or, in the case of new contributions, the next-determined NAV after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's NAV. This is known as your TRADE DATE.
     You begin earning dividends on the next business day after your contribution trade date. Shares continue earning dividends until the next business day after your exchange or redemption trade date.

EXCHANGES

The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can disrupt the management of the Vanguard/(R)/ funds and increase their transaction costs, Vanguard places certain limits on the exchange privilege.
     If you are exchanging out of the International Growth Fund, International Value Fund, International Explorer/ (TM)/ Fund, European Stock Index Fund, Pacific Stock Index Fund, Emerging Markets Stock Index Fund, Total International Stock Index Fund, Developed Markets Index Fund, or Institutional Developed Markets Index Fund, regardless of the dollar amount, the following policies generally apply: n You must wait 90 days before exchanging back into the fund from any source. n The 90-day clock restarts after every exchange out of the fund. n Exchanges out of the fund will not prevent you from making your usual periodic contributions to the fund through your employer plan.

For ALL OTHER VANGUARD FUNDS, the following policies generally apply:
- Participant exchange activity is limited to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH NON-MONEY-MARKET FUNDS (at least 90 days apart) during any 12-month period.
- A "round trip" is a redemption from a fund followed by a purchase back into the fund.
- "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of a fund. Please note that Vanguard reserves the right to revise the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. Also, in the event of a conflict between the exchange-privilege limitations of two funds, the stricter policy will apply to the transaction.
     Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
- Be sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.



ACCESSING FUND INFORMATION BY COMPUTER

VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM

Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.



The Vanguard Group, Vanguard, Plain Talk, Explorer, Admiral, and the ship logo are trademarks of The Vanguard Group, Inc. All other marks are the exclusive property of their respective owners.

GLOSSARY OF INVESTMENT TERMS


DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INVESTMENT ADVISOR
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MONEY MARKET FUND
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.
MONEY MARKET INSTRUMENTS

Short-term, liquid investments (usually with a maturity of 397 days or less) that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.


MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PRINCIPAL
The face value of a debt instrument or the amount of money put into an investment.


SECURITIES
Stocks, bonds, money market instruments, and interest in other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                                     [SHIP LOGO]
                                                    THE VANGUARD GROUP, INC. (R)

                                                          Institutional Division
                                                            Post Office Box 2900
                                                     Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about Vanguard Money Market Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus. To receive a free copy of the latest annual or semiannual reports or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900 VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

                                WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

                                                   Funds' Investment Company Act
                                                 file numbers: Prime and Federal
                                                   Money Market Funds: 811-2554;
                                                     Treasury Money Market Fund:
                                                811-7803; Admiral Treasury Money
                                                           Market Fund: 811-7043
                                               (C) 2003 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                 Vanguard Marketing Corporation,
                                                                    Distributor.


                                                                     I030 122003

                                     PART B

                        VANGUARD/(R)/ MONEY MARKET FUNDS
                           VANGUARD/(R)/ TREASURY FUND

                         VANGUARD ADMIRAL FUNDS/(R)/



               (INDIVIDUALLY A TRUST; COLLECTIVELY THE TRUSTS)


                       STATEMENT OF ADDITIONAL INFORMATION


                                DECEMBER 12, 2003


This Statement is not a prospectus but should be read in conjunction with the Trust's current Prospectuses (dated December 12, 2003). To obtain, without charge, a Prospectus or\\ \\the most recent Annual Report to Shareholders, which contains the Funds' financial statements as hereby incorporated by reference, please call:



                        INVESTOR INFORMATION DEPARTMENT:
                                 1-800-662-7447


                                TABLE OF CONTENTS

DESCRIPTION OF THE TRUSTS.............................................B-1
INVESTMENT POLICIES...................................................B-3
INVESTMENT LIMITATIONS................................................B-9
YIELD AND TOTAL RETURN................................................B-10
SHARE PRICE...........................................................B-10
PURCHASE OF SHARES....................................................B-11
REDEMPTION OF SHARES..................................................B-11
MANAGEMENT OF THE FUNDS...............................................B-12
FINANCIAL STATEMENTS..................................................B-20
APPENDIX--DESCRIPTION OF RATINGS......................................B-21


                            DESCRIPTION OF THE TRUSTS


ORGANIZATION



Vanguard Money Market Funds was organized as Whitehall Money Market Trust in 1974 and was reorganized as a Maryland corporation in 1985. It was then reorganized as a Delaware statutory trust in May 1998. Prior to its reorganization as a Delaware statutory trust, the Trust was known as Vanguard Money Market Reserves, Inc. Vanguard Treasury Fund was organized as a Delaware statutory trust in August 1996. Prior to its organization as a Delaware statutory trust, the Trust was known as the U.S. Treasury Portfolio of Vanguard Money Market Reserves, Inc. Vanguard Admiral Funds was organized as a Maryland corporation in 1992 and was reorganized as a Delaware statutory trust in May 1998. Each Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940
Act) as an open-end, diversified management investment company. The Trusts currently offer the following funds (and classes thereof):



                           VANGUARD MONEY MARKET FUNDS
Vanguard/(R)/ Prime Money Market Fund (Investor Shares and Institutional Shares)
           Vanguard/(R)/ Federal Money Market Fund (Investor Shares)
                             VANGUARD TREASURY FUND
           Vanguard/(R)/ Treasury Money Market Fund (Investor Shares)
                              VANGUARD ADMIRAL FUND
   Vanguard/(R)/ Admiral/(TM) /Treasury/ /Money Market Fund (Investor Shares)
                 (individually a Fund, collectively, the Funds)

Each Trust has the ability to offer additional funds, which in turn may issue classes of shares. There is no limit on the number of full and fractional shares that may be issued for a single fund or class of shares.


     Throughout this document, any references to "class" apply only to the extent a Fund issues multiple classes.

SERVICE PROVIDERS


     CUSTODIAN. The Bank of New York, One Wall Street, New York, NY 10286, serves as the Funds' custodian. The custodian is responsible for maintaining the Funds' assets, keeping all necessary accounts and records of Fund assets, and appointing any foreign sub-custodians or foreign securities depositories.


     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA, 19103-7042, serves as the Funds' independent accountants. The accountants audit the Funds' annual financial statements and provide other related services.


     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Funds'  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355.


CHARACTERISTICS OF THE FUNDS' SHARES



     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of a Funds' shares, other than the possible future termination of the Fund or share class. Each Fund or class may be terminated by reorganization into another mutual fund or class or by liquidation and distribution of the assets of the fund or class. Unless terminated by reorganization or liquidation, each Fund and share class will continue indefinitely.


     SHAREHOLDER LIABILITY. The Funds are organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of a Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss as a result of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

 DIVIDEND RIGHTS. The shareholders of a Fund are entitled to receive any dividends or other distributions declared by the Fund. No shares of a Fund have priority or preference over any other shares of the Fund with respect to distributions. Distributions will be made from the assets of the Fund and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of the Fund (or class) held by shareholders on the record date. The amount of dividends per share may vary between separate share classes of the Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.


     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (1) a shareholder vote is required under the 1940 Act; (2) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of a Fund or any class; or (3) the trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of a Fund's net assets and to change any fundamental policy of a Fund. Unless otherwise required by applicable law, shareholders of the Funds receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the Fund or class affected by a particular matter are entitled to vote on that matter. In addition, each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of another. Voting rights are noncumulative and cannot be modified without a majority vote.


     LIQUIDATION RIGHTS. In the event that a Fund is liquidated, shareholders will be entitled to receive a pro rata share of the Fund's net assets. In the event that a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund's net assets that are allocated to that class. Shareholders may receive cash, securities, or a combination of the two.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with the Funds' shares.

     CONVERSION RIGHTS. Shareholders of the Prime Money Market Fund may convert their shares into another class of shares of the same Fund upon the satisfaction of any then applicable eligibility requirements. There are no conversion rights associated with the Federal Money Market, Treasury Money Market, and Admiral Treasury Money Market Funds.

     REDEMPTION PROVISIONS. Each Funds' redemption provisions are described in their current Prospectuses and elsewhere in this Statement of Additional Information.

     SINKING FUND PROVISIONS. The funds have no sinking fund provisions.

     CALLS OR ASSESSMENT. The Funds' shares, when issued, are fully paid and non-assessable.

TAX STATUS OF THE FUND

Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. This special tax status means that the Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.


                               INVESTMENT POLICIES


Some of the investment policies described below and in the Funds' Prospectuses set forth percentage limitations on a Fund's investment in, or holdings of, certain securities or other assets. Unless otherwise required by law, compliance with these policies will be determined immediately after the acquisition of such securities or assets. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations.

     The following policies and explanations supplement each Fund's investment objective and policies set forth in the Prospectuses.



     80% POLICY. Under normal circumstances, the Treasury Money Market Fund and the Admiral Treasury Money MarketFund will invest at least 80% of their assets in U.S. Treasury securities. The Federal Money Market Fund will invest at least 80% of its assets in high-quality, short-term instruments issued by the U.S. government and its agencies. In applying these 80% policies, each Fund's assets will include its net assets and any borrowings for investment purposes.


     BORROWING. A fund's ability to borrow money is limited by its investment policies and limitations, by the Investment Company Act of 1940, as amended (1940 Act), and by applicable exemptive orders, no-action letters, interpretations, and other pronouncements by the Securities and Exchange Commission and its staff (SEC), and any other regulatory authority having jurisdiction, from time to time. Under the 1940 Act, a fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund's total assets made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or for other reasons, a fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.


     Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by earnings on the securities purchased. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     The SEC takes the position that other transactions that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing can be viewed as constituting a form of borrowing by the fund for purposes of the 1940 Act. These transactions can include entering into reverse repurchase agreements, engaging in mortgage-dollar-roll transactions, selling securities short (other than short sales "against-the-box"), buying and selling certain derivatives (such as futures contracts), selling (or writing) put and call options, engaging in sale-buybacks, entering into firm-commitment and standby-commitment agreements, engaging in when-issued, delayed-delivery, or forward-commitment transactions, and other trading practices that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing (additional discussion about a number of these transactions can be found below.) A borrowing transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund (1) "covers" the borrowing transaction by maintaining an offsetting financial position or (2) segregates liquid assets (with such liquidity determined by the advisor in accordance with procedures established by the board of trustees) equal (as determined on a daily mark-to-market basis) in value to the fund's potential economic exposure under the borrowing transaction. A fund may have to buy or sell a security at a disadvantageous time or price in order to cover a borrowing transaction or segregate sufficient liquid assets. In addition, assets so segregated may not be available to satisfy redemptions or for other purposes.

     DEBT SECURITIES. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/ prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

     DEBT SECURITIES -- COMMERCIAL PAPER. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs, is usually sold on a discount basis, and has a maturity at the time of issuance not exceeding nine months. Commercial paper rated A-1 by Standard & Poor's has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is A-1, A-2, or A-3. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and the appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.
     Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangement between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Because variable amount master demand notes are direct lending arrangements between a lender and a borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with a Fund's investment in variable amount master demand notes, Vanguard's investment management staff will monitor, on an ongoing basis, the earning power, cash flow and other liquidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand.

     DEBT SECURITIES -- U.S. GOVERNMENT SECURITIES. The term "U.S. Government Securities" refers to a variety of debt securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. The term also refers to "repurchase agreements" collateralized by such securities.


U.S. Treasury Securities are backed by the "full faith and credit" of the United States. Other types of securities issued or guaranteed by Federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. The United States government, however, does not guarantee the market price of any U.S. Government Securities. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

     Some of the U.S. Government agencies that issue or guarantee securities include GNMA, the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. An instrumentality of the U.S. government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks and the Federal National Mortgage Association.

     DERIVATIVES. A derivative is a financial instrument which has a value that is based on--or "derived from"--the values of other assets, reference rates, or indexes. Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates and related indexes. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap agreements, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter (OTC) market. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes. A fund will not use derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. There is no assurance that any derivatives strategy used by a fund's advisor will succeed.


     Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
     The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a "counterparty") or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if a fund's advisor does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.
     Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.
     Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.
     Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions for purposes of the 1940 Act. Such a derivative transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."
     Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that its advisor will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the fund. If the advisor attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the derivative will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.


     EURODOLLAR AND YANKEE OBLIGATIONS. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.
     Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers. However, Eurodollar and Yankee obligations will undergo the same type of credit analysis as domestic issues in which a Vanguard fund invests, and will have at least the same financial strength as the domestic issuers approved for the fund.

     INTERFUND BORROWING AND LENDING. The SEC has issued an exemptive order permitting the Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for overseeing the interfund lending program.


     OTHER INVESTMENT COMPANIES. A fund may invest in other investment companies to the extent permitted by applicable law or SEC order. Under the 1940 Act, a fund generally may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. If a fund invests in investment companies, shareholders will bear not only their proportionate share of the fund's expenses (including operating expenses and the fees of the advisor), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the fund but also to the portfolio investments of the underlying investment companies. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value. Others are continuously offered at net asset value but also may be traded in the secondary market.

     REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased for purposes of the 1940 Act. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the board of trustees will monitor a fund's repurchase agreement transactions generally and will establish guidelines and standards for review by the investment advisor of the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating to a fund. The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the fund not within its control and therefore the realization by the fund on such collateral may be automatically stayed. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

     RESTRICTED AND ILLIQUID SECURITIES. Illiquid securities are securities that can not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on a fund's books. Illiquid securities may include a wide variety of investments, such as repurchase agreements maturing in more than seven days, OTC options contracts, and certain other derivatives (including certain swap agreements), fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits), participation interests in loans, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (1933 Act), and securities whose disposition is restricted under the federal securities laws. Illiquid securities include restricted, privately placed securities that, under the federal securities laws, generally may be resold only to qualified institutional buyers. If a substantial market develops for a restricted security (or other illiquid investment) held by a fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the board of trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. While a fund's advisor monitors the liquidity of restricted securities on a daily basis, the board of trustees oversees and retains ultimate responsibility for the advisor's decisions. Several factors that the board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, brokers and dealers that trade in the security, and the availability of information about the security's issuer.


     SECURITIES LENDING. A fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its investment securities, a fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities lent that might occur during the term of the loan would be for the account of the fund. If the borrower defaults on its obligation to return the securities lent because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities lent, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the securities lent, to market appreciation or depreciation.

     The terms and the structure and the aggregate amount of securities loans must be consistent with the 1940 Act, and the rules or interpretations of the SEC thereunder. These provisions limit the amount of securities a fund may lend to 33 1/3% of the fund's total assets, and require that (1) the borrower pledge and maintain with the fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the U.S. government having at all times not less than 100% of the value of the securities lent, (2) the borrower add to such collateral whenever the price of the securities lent rises (i.e., the borrower "marks-to-market" on a daily basis), (3) the loan be made subject to termination by the fund at any time, and (4) the fund receive reasonable interest on the loan (which may include the fund's investing any cash collateral in interest bearing short-term investments), any distribution on the lent securities, and any increase in their market value. Loan arrangements made by each fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. The advisor will consider the creditworthiness of the borrower, among other things, in making decisions with respect to the lending of securities, subject to oversight by the board of trustees. At the present time, the SEC does not object if an investment company pays reasonable negotiated fees in connection with lent securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees, and a fund may pay such fees. In addition, voting rights pass with the lent securities, but if a material event occurs affecting an investment on loan, the loan must be called and the securities voted.


     TAX MATTERS -- FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option, or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts, and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Code and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts a fund may make or enter into will be subject to the special currency rules described above.

     TAX MATTERS -- FOREIGN TAX CREDIT. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities held by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid, and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements, a tax credit on their tax returns. If shareholders do not meet the holding period requirements, they may still be entitled to a deduction for certain gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.

     TEMPORARY INVESTMENTS. A fund may take temporary defensive measures that are inconsistent with the fund's normal fundamental or non fundamental investment policies and strategies in response to adverse market, economic, political, or other conditions as determined by the advisor. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. government and its agencies, commercial paper, and bank certificates of deposit; (2) shares of other investment companies which have investment objectives consistent with those of the fund; (3) repurchase agreements involving any such securities; and (4) other money market instruments. There is no limit on the extent to which the fund may take temporary defensive measures. In taking such measures, the fund may fail to achieve its investment objective.


     WHEN-ISSUED, DELAYED-DELIVERY, AND FORWARD-COMMITMENT TRANSACTIONS. When-issued, delayed-delivery, and forward-commitment transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity or suffer a loss. A fund may renegotiate a when-issued or forward-commitment transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund. When-issued, delayed-delivery, and forward-commitment transactions may be considered to constitute borrowing transactions for purposes of the 1940 Act. When-issued, delayed-delivery, and forward-commitment transactions will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

                             INVESTMENT LIMITATIONS


Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means shares representing the lesser of: (1) 67% or more of the Fund's net assets voted, so long as shares representing more than 50% of the Fund's net assets are present or represented by proxy; or (2) more than 50% of the Fund's net assets.

     BORROWING. Each Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets, and any borrowings by a Fund must comply with all applicable regulatory requirements. A Fund may borrow money through banks, reverse repurchase agreements (with the exception of the Admiral Treasury Money Market Fund), or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions.
     Each Fund may not borrow to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely dispositions of portfolio securities. When borrowing exceeds 5% of the Fund's net assets, the Fund will repay all borrowings before making additional investments, and interest paid on such borrowings will reduce net income.

     COMMODITIES.   Each  Fund  may  not  invest  in  commodities  or  commodity contracts.

     DIVERSIFICATION. Each Fund may not purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States government, its agencies, or instrumentalities. A Fund may, however, invest in a single issuer as permitted by the Commission (which currently permits a money market fund to invest up to 25% of its total assets in the highest-quality securities of a single issuer for a period of up to three business days). Additionally, the Admiral Treasury Money Market Fund may not purchase more than 10% of the outstanding voting securities of any one issuer.


     ILLIQUID SECURITIES. Each Fund may not acquire any security if, as a result, more than 10% (any percentage for Admiral Treasury Money Market Fund) of its net assets would be invested in securities that are illiquid.

     INDUSTRY CONCENTRATION. Vanguard Prime Money Market Fund: The Fund may not purchase securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that: (1) the Fund will invest more than 25% of its total assets in the financial services industry; and
(2) the Fund may invest more than 25% of its total assets in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities and in certificates of deposit or banker's acceptances of domestic institutions.


     All Funds except Vanguard Prime Money Market Fund: Each Fund may not invest more than 25% of its total assets in any one industry, provided that there is no limitation with respect to investments in U.S. Treasury bills, other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, or certificates of deposit or banker's acceptances of domestic institutions.

     INVESTING FOR CONTROL. Each Fund may not invest in a company for purposes of controlling its management.

     LOANS. Each Fund may not make loans to other persons, except by the purchase of obligations in which the Fund is authorized to invest, or through Vanguard's interfund lending program. Each Fund may also enter into repurchase agreements and lend its portfolio securities. The Prime and Federal Money Market Funds may not enter into repurchase agreements if, as a result thereof, more than 10% of the net assets of the Fund (taken at current value) would be subject to repurchase agreements maturing in more than seven days.

     MARGIN. Each Fund may not purchase securities on margin or sell securities short.

     OIL, GAS, MINERALS. Each Fund may not invest in oil, gas, or other mineral exploration or development programs.

     PLEDGING ASSETS. Each Fund may pledge, mortgage, or hypothecate its assets in an amount up to 15% (10% for the Admiral Treasury Money Market Fund) of its net assets, but only to secure borrowings for temporary or emergency purposes.


     PUTS, CALLS, WARRANTS, SPREAD OPTIONS. Each Fund may not purchase or sell put or call options or combinations thereof. The Admiral Treasury Money Market Fund may not purchase or sell warrants. The Prime, Federal Money, and Treasury Market Funds may not purchase or sell straddle or spread options.

     REAL ESTATE. Each Fund may not invest directly in real estate. The Admiral Treasury Money Market Fund may not invest in real estate investment trust securities.

     SENIOR SECURITIES. Each Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. Each Fund may not engage in the business of underwriting securities issued by other persons. A Fund will not be considered an underwriter when disposing of its investment securities.

     None of these limitations prevents a Fund from participating in The Vanguard Group. As a member of The Vanguard Group, each Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Management of the Funds" for more information.


                             YIELD AND TOTAL RETURN

     The current and effective yields for each of the Funds for the 7-day base period ended August 31, 2003, are set forth below:



                                     VANGUARD                VANGUARD                                         VANGUARD
                                   PRIME MONEY            PRIME MONEY       VANGUARD        VANGUARD  ADMIRAL TREASURY
                                   MARKET FUND            MARKET FUND  FEDERAL MONEY  TREASURY MONEY             MONEY
                               INVESTOR SHARES   INSTITUTIONAL SHARES    MARKET FUND     MARKET FUND       MARKET FUND

Annualized Current Net Yield             0.76%                  0.95%          0.75%           0.70%             0.86%
Effective Yield                          0.79                  0.94            0.79            0.68              0.89




     The average annual total returns of each Fund for the one-, five-, and ten-year periods ended August 31, 2003, are set forth below:



                                                   One Year Ended   Five Years Ended   Ten Years Ended
FUND                                                   8/31/2003*          8/31/2003         8/31/2003
------                                             ---------------  -----------------   --------------
Prime Money Market Fund Investor Shares                     1.12%              3.88%             4.46%
Prime Money Market Fund Institutional Shares*               1.33               4.08              4.66
Federal Money Market Fund                                   1.11               3.85              4.42
Treasury Money Market Fund**                                1.03               3.59              4.18
Admiral Treasury Money Market Fund                          1.20               3.77              4.36

*Prior to October 28, 1995, total returns are for Vanguard Institutional Money Market Portfolio.
**Prior to December 2, 1996, known as the U.S. Treasury Portfolio.


     Each Fund seeks to maintain, but does not guarantee, a constant net asset value of $1.00. The yield of each Fund will fluctuate. The annualization of a week's dividend is not a representation by the Fund as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Fund invests in, changes in interest rates on instruments, changes in the expenses of the Fund, and other factors. Yields are one tool investors may use to analyze the Funds and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared, as well as differences in the methods used in valuing portfolio instruments, computing net asset values, and calculating yields.


                                   SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share for the Federal, Treasury, and Admiral Treasury Money Market Funds is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. NAV per share for the Prime Money Market Fund is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.
     The instruments held by the Funds are valued on the basis of amortized cost.

     It is the policy of the Vanguard money market funds to attempt to maintain a net asset value of $1.00 per share for sales and redemptions. The instruments held by a money market fund are valued on the basis of amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that the fund would receive if it sold the instrument. The Funds' holdings will be reviewed by the trustees, at such intervals as they may deem appropriate, to determine whether the fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the trustees. If such deviation exceeds 1/2 of 1%, the trustees will promptly consider what action, if any, will be initiated. In the event the trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they have agreed to take such corrective action as they regard as necessary and appropriate, including the sale of fund instruments prior to maturity to realize capital gains or losses or to shorten average fund maturity; withholding dividends; making a special capital distribution; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations.

     The use of amortized cost and the maintenance of money market fund's net asset value at $1.00 is based on its election to operate under Rule 2a-7 under the 1940 Act. As a condition of operating under that rule, each fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest only in securities that are determined by methods approved by the trustees to present minimal credit risks and that are of high quality as determined by the requisite rating services, or in the case of an instrument not so rated, determined by methods approved by the trustees to be of comparable quality.
     Although the stable share price is not guaranteed, the NAV of Vanguard money markets funds is expected to remain at $1 per share. Instruments are purchased and managed with that goal in mind.
     Vanguard money market fund yields can be found weekly in the money market fund listings of most major newspapers, separate from the share price listings for other mutual funds.
     The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although each Fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule or hours of operation at any time.

                               PURCHASE OF SHARES

Each Fund reserves the right in its sole discretion (1) to suspend the offering of its shares, (2) to reject purchase orders, including a purchase by exchange from another Vanguard fund, if management determines such rejection is in the best interest of the Fund, (3) to increase or decrease the minimum amount required to open and maintain an account, without prior notice, and (4) to reduce or waive the minimum investment for, or any other restrictions on, initial and subsequent investments for certain categories of investors or under circumstances where certain economies can be achieved in sales of the Fund's shares.


                              REDEMPTION OF SHARES

Each Fund may suspend redemption privileges or postpone the date of payment for redeemed shares (1) during any period that the Exchange is closed or trading on the Exchange is restricted as determined by the Commission, (2) during any period when an emergency exists, as defined by the Commission, as a result of which it is not reasonable practicable for the Fund to dispose of securities it owns or to fairly determine the value of its assets, and (3) for such other periods as the Commission may permit.
     Each Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.
     If Vanguard determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the Commission. Investors may incur brokerage charges on the sale of such securities received in payment of redemptions.
     The Funds do not charge redemption fees, except for wire redemptions in amounts less than $5,000 (which will be subject to a charge of $5.00). Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by each Fund.

     INVESTING WITH VANGUARD THROUGH OTHER FIRMS. The Funds have authorized certain agents to accept on their behalf purchase and redemption orders, and those agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf (collectively, Authorized Agents). A Fund will be deemed to have received a purchase or redemption order when an Authorized Agent accepts the order in accordance with the Fund's instructions. A customer order that is properly transmitted to a Fund by an Authorized Agent will be priced at the Fund's net asset value next determined after the order is received by the agent.

                             MANAGEMENT OF THE FUNDS


THE VANGUARD GROUP

Each Fund is a member of The Vanguard Group of Investment Companies, which consists of more than 100 funds. Through their jointly-owned subsidiary, The Vanguard Group, Inc., the funds obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard funds.
     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment. Each fund pays its share of Vanguard's total expenses, which are allocated among the funds under methods approved by the board of trustees of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing, and custodian fees.


     The funds' officers are also officers and employees of Vanguard. No officer or employee owns, or is permitted to own, any securities of any external advisor for the funds.
     Vanguard, Vanguard Marketing Corporation, the funds' advisors, and the funds have adopted Codes of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The Codes permit access persons to invest in securities for their own accounts, including securities that may be held by a fund, but place substantive and procedural restrictions on the trading activities of access persons. For example, the Codes require that access persons receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the funds.
     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement, which was approved by the shareholders of each of the funds. The Amended and Restated Funds' Service Agreement provides as follows: (1) each Vanguard fund may be called upon to invest a up to 0.40% of its current net assets in Vanguard, and (2) there is no other limitation on the dollar amount that each Vanguard fund may contribute to Vanguard's capitalization. The amounts that each of the funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. As of August 31, 2003, each Fund had contributed capital to Vanguard as follows:




                          CAPITAL CONTRIBUTED  % OF FUND'S NET   % OF VANGUARD'S
FUND                             TO VANGUARD            ASSETS    CAPITALIZATION
----
Prime Money Market Fund             8,850,000        0.02%                 8.85%
Federal Money Market Fund           1,107,000        0.02                  1.11
Treasury Money Market Fund            847,000        0.02                  0.85
Admiral Treasury Money Market Fund  2,179,000        0.02                  2.18




     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the funds by third parties.

     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of Vanguard, provides all distribution and marketing activities for the funds. The principal distribution expenses are for advertising, promotional materials, and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies that will become members of Vanguard. The funds' trustees review and approve the amount to be spent annually on distribution activities, as well as the manner and amount to be spent on each fund. The trustees also determine whether to organize new investment companies.
     One half of the distribution expenses of a marketing and promotional nature is allocated among the funds based upon their relative net assets. The remaining half of those expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a group, provided, however, that no funds aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for Vanguard, and that no fund shall incur annual distribution expenses in excess of 0.20 of 1% of its average month-end net assets.


     During the fiscal period December 1, 20000, through August 31, 2001, and the fiscal years ended August 31, 2002, and 2003, the Prime, Federal, and Treasury Money Market Funds incurred the following approximate amounts of Vanguard's management and administrative (including transfer agency), distribution, and marketing expenses:

                               12/1/2000 through       FISCAL YEAR  FISCAL YEAR ENDED
 FUND                           ENDED 8/31/2001*   ENDED 8/31/2002    ENDED 8/31/2003
                             ------------------------------------------------------
Prime Money Market Fund            $118,377,000      $162,766,000      $152,093,000
Federal Money Market Fund            14,074,000        22,095,000        20,242,000
Treasury Money Market Fund           10,109,000        15,094,000        15,023,000
*The Funds' fiscal year-end changed from November 30 to August 31, effective
August 31, 2001.



     During the fiscal period February 1, 2001, through August 31, 2001, and the fiscal years ended August 31, 2002, and 2003, the Admiral Treasury Money Market Fund incurred the following approximate amounts of Vanguard's management and administrative (including transfer agency), distribution, and marketing expenses:

                                                        2/1/2001       FISCAL YEAR        FISCAL YEAR
FUND                                          through 8/31/2001*   ENDED 8/31/2002    ENDED 8/31/2003
-----------------------------------------------------------------------------------------------------
Admiral Treasury Money Market Fund                   $5,659,000      $11,961,000        $14,543,000

*The Fund's fiscal year-end changed from January 31 to August 31, effective
August 31, 2001.


INVESTMENT ADVISORY SERVICES

Vanguard provides investment advisory services to the Funds and several other Vanguard funds. These services are provided on an at-cost basis from an experienced investment management staff employed directly by Vanguard.


     During the fiscal period December 1, 2000, through August 31, 2001, and the fiscal years ended August 31, 2002, and 2003, the Prime, Federal, and Treasury Money Market Funds incurred the following approximate amounts of The Vanguard Group's expenses relating to investment advisory services.


                               12/1/2000 through       FISCAL YEAR   FISCAL YEAR ENDED
 FUND                           ENDED 8/31/2001*   ENDED 8/31/2002    ENDED 8/31/2003
 -----                    ------------------------------------------------------
Prime Money Market Fund               $4,977,000        $7,141,000         $7,768,000
Federal Money Market Fund                567,000           904,000            973,000
Treasury Money Market Fund               414,000           619,000           7175,000

 *The Funds' fiscal year-end changed from November 30 to August 31, effective August 31, 2001.

     During the fiscal period February 1, 2001, through August 31, 2001, and the fiscal years ended August 31, 2002, and 2003, the Admiral Treasury Money Market Fund incurred the following approximate amounts of The Vanguard Group's expenses relating to investment advisory services.


                                                        2/1/2001       FISCAL YEAR        FISCAL YEAR
FUND                                          through 8/31/2001*   ENDED 8/31/2002    ENDED 8/31/2003
-----------------------------------------------------------------------------------------------------
Admiral Treasury Money Market Fund                      $546,000        $1,197,000         $1,652,000

*The Fund's fiscal year-end changed from January 31 to August 31, effective August 31, 2001.


OFFICERS AND TRUSTEES

The officers of the funds manage the day-to-day operations of the funds under the direction of the Funds' board of trustees. The trustees set broad policies for the funds and choose the Funds' officers. Each trustee serves the Fund until its termination; until the trustee's retirement, resignation, or death; or as otherwise specified in the Trust's organizational documents. Any trustee may be removed at a meeting of shareholders by a vote representing two-thirds of the total net asset value of all shares of the funds. Each trustee also serves as a director of The Vanguard Group, Inc.
     The following chart shows information for each trustee and executive officer of the Funds. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

                                              VANGUARD
                         POSITION(S)          FUNDS' TRUSTEE/      PRINCIPAL OCCUPATION(S)                  NUMBER OF VANGUARD FUNDS
NAME, YEAR OF BIRTH      HELD WITH FUNDS      OFFICER SINCE        DURING THE PAST FIVE YEARS            OVERSEEN BY TRUSTEE/OFFICER
-------------------      ---------------      --------------       --------------------------            ---------------------------
INTERESTED TRUSTEE
John J. Brennan*         Chairman of the      May 1987             Chairman of the Board, Chief Executive                        118
(1954)                   Board, Chief                              Officer, and Director (Trustee) of The
                         Executive Officer,                        Vanguard Group, Inc. and each of the
                         and Trustee                               investment companies served by The
                                                                   Vanguard Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Charles D. Ellis         Trustee              January 2001         The Partners of '63 (pro bono ventures in                     118
(1937)                                                             education); Senior Advisor to Greenwich
                                                                   Associates (international business strategy
                                                                   consulting); Successor Trustee of Yale
                                                                   University; Overseer of the Stern School of
                                                                   Business at New York University; Trustee of
                                                                   the Whitehead Institute for Biomedical
                                                                   Research.

Rajiv L. Gupta           Trustee              December 2001        Chairman and Chief Executive Officer (since                   118
(1945)                                                             October 1999), Vice Chairman (January-
                                                                   September 1999), and Vice President (prior to
                                                                   September 1999) of Rohm and Haas Co.
                                                                   (chemicals); Director of Technitrol, Inc.
                                                                   (electronic components) and Agere Systems
                                                                   (communication components); Board
                                                                   Member of American Chemistry Council;
                                                                   Trustee of Drexel University.

JoAnn Heffernan Heisen   Trustee              July 1998            Vice President, Chief Information Officer, and                118
(1950)                                                             Member of the Executive Committee of
                                                                   Johnson & Johnson (pharmaceuticals/
                                                                   consumer products); Director of the Medical
                                                                   Center at Princeton and Women's Research
                                                                   and Education Institute.

* Officers of the Funds are "Interested persons" as defined in the 1940 Act.

                                      B-14

                                              VANGUARD
                         POSITION(S)          FUNDS' TRUSTEE/      PRINCIPAL OCCUPATION(S)                  NUMBER OF VANGUARD FUNDS
NAME, YEAR OF BIRTH      HELD WITH FUNDS      OFFICER SINCE        DURING THE PAST FIVE YEARS            OVERSEEN BY TRUSTEE/OFFICER
-------------------      ---------------      --------------       --------------------------            ---------------------------

Burton G. Malkiel        Trustee              May 1977             Chemical Bank Chairman's Professor of                         116
(1932)                                                             Economics, Princeton University; Director of
                                                                   Vanguard Investment Series plc (Irish
                                                                   investment fund) since November 2001,
                                                                   Vanguard Group (Ireland) Limited (investment
                                                                   management) since November 2001,
                                                                   Prudential Insurance Co. of America, BKF
                                                                   Capital (investment management), The
                                                                   Jeffrey Co. (holding company), and NeuVis,
                                                                   Inc. (software company).

Alfred M. Rankin, Jr.    Trustee              January 1993         Chairman, President, Chief Executive Officer,                 118
(1941)                                                             and Director of NACCO Industries, Inc.(forklift
                                                                   trucks/housewares/lignite); Director of
                                                                   Goodrich Corporation (industrial products/
                                                                   aircraft systems and services). Director of the
                                                                   Standard Products Company (supplier for
                                                                   automotive industry) until 1998.

J. Lawrence Wilson       Trustee              April 1985           Retired Chairman and Chief Executive Officer                  118
(1936)                                                             of Rohm and Haas Co. (chemicals); Director of
                                                                   Cummins Inc. (diesel engines), The Mead
                                                                   Corp. (paper products), and Amerisource
                                                                   Bergen Corp. (pharmaceutical distribution);
                                                                   Trustee of Vanderbilt University.

------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
R. Gregory Barton*       Secretary            June 2001            Managing Director and General Counsel of                      118
(1951)                                                             The Vanguard Group, Inc. (since September
                                                                   1997); Secretary of The Vanguard Group, Inc.
                                                                   and of each of the investment companies
                                                                   served by The Vanguard Group, Inc. (since
                                                                   June 2001); Principal of The Vanguard Group,
                                                                   Inc. (prior to September 1997).

Thomas J. Higgins*       Treasurer            July 1998            Principal of The Vanguard Group, Inc.;                        118
(1957)                                                             Treasurer of each of the investment
                                                                   companies served by The Vanguard Group,
                                                                   Inc. (since July 1998).

*Officers of the Funds are "Interested Persons" as defined in the 1940 Act.



     Mr. Ellis is a Senior Advisor to Greenwich Associates, a firm that consults on business strategy to professional financial services organizations in markets around the world. A large number of financial service providers, including Vanguard, subscribe to programs of research-based consulting. During 2002 and 2003, Vanguard paid Greenwich subscription fees amounting to less than $250,000. Vanguard's subscription rates are similar to those of other subscribers.

     Board Committees: Each Fund's board has the following committees:



- Audit Committee: This committee oversees the accounting and financial reporting policies, the systems of internal controls, and the independent audits of each Fund and Vanguard. All independent trustees serve as members of the committee. The committee held six meetings during each Fund's last fiscal year.
- Compensation Committee: This committee oversees the compensation programs established by each Fund and Vanguard for the benefit of their employees, officers, and trustees/directors. All independent trustees serve as members of the committee. The committee held three meetings during each Fund's last fiscal year.
- Nominating Committee: This committee nominates candidates for election to Vanguard's board of directors and the board of trustees of the Fund (collectively, the Vanguard boards). The committee also has the authority to recommend the removal of any director or trustee from the Vanguard boards. All independent trustees serve as members of the committee. The committee held three meetings during each Fund's last fiscal year.



     The Nominating Committee will consider shareholder recommendations for trustee nominees. Shareholders may send recommendations to Mr. Wilson, Chairman of the Committee.

TRUSTEES' OWNERSHIP OF FUND SHARES


All trustees allocate their investments among the various Vanguard funds based on their own investment needs. The following table shows each trustee's ownership of shares of each Fund and of all Vanguard funds served by the trustee as of December 31, 2002. As a group, the funds' trustees and officers own less than 1% of the outstanding shares of each fund.

                         VANGUARD MONEY MARKET FUNDS


                                                        DOLLAR RANGE OF    AGGREGATE DOLLAR RANGE OF
NAME OF FUND                   NAME OF TRUSTEE         FUND SHARES OWNED      VANGUARD FUND SHARES
                                                           BY TRUSTEE          OWNED BY TRUSTEE
-------------------------------------------------------------------------------------------------------
VANGUARD FEDERAL MONEY
MARKET FUND                    John J. Brennan                None               Over $100,000
                               Charles D. Ellis               None               Over $100,000
                               Rajiv L. Gupta                 None               Over $100,000
                               JoAnn Heffernan Heisen         None               Over $100,000
                               Burton G. Malkiel              None               Over $100,000
                               Alfred M. Rankin, Jr.          None               Over $100,000
                               J. Lawrence Wilson       $10,001--$50,000         Over $100,000


VANGUARD PRIME MONEY
MARKET FUND                    John J. Brennan            $1--$10,000            Over $100,000
                               Charles D. Ellis               None               Over $100,000
                               Rajiv L. Gupta                 None               Over $100,000
                               JoAnn Heffernan Heisen     $1--$10,000            Over $100,000
                               Burton G. Malkiel              None               Over $100,000
                               Alfred M. Rankin, Jr.          None               Over $100,000
                               J. Lawrence Wilson         $1--$10,000            Over $100,000



                             VANGUARD TREASURY FUND

                                                 DOLLAR RANGE OF    AGGREGATE DOLLAR RANGE OF
NAME OF FUND            NAME OF TRUSTEE         FUND SHARES OWNED      VANGUARD FUND SHARES
                                                    BY TRUSTEE          OWNED BY TRUSTEE
------------------------------------------------------------------------------------------------
VANGUARD TREASURY MONEY
MARKET FUND             John J. Brennan                None               Over $100,000
                        Charles D. Ellis               None               Over $100,000
                        Rajiv L. Gupta                 None               Over $100,000
                        JoAnn Heffernan Heisen         None               Over $100,000
                        Burton G. Malkiel              None               Over $100,000
                        Alfred M. Rankin, Jr.          None               Over $100,000
                        J. Lawrence Wilson        Over $100,000           Over $100,000

                             VANGUARD ADMIRAL FUNDS

                                                 DOLLAR RANGE OF    AGGREGATE DOLLAR RANGE OF
NAME OF FUND            NAME OF TRUSTEE         FUND SHARES OWNED      VANGUARD FUND SHARES
                                                    BY TRUSTEE          OWNED BY TRUSTEE
------------------------------------------------------------------------------------------------
VANGUARD ADMIRAL TREASURY
MONEY MARKET FUND       John J. Brennan                None               Over $100,000
                        Charles D. Ellis               None               Over $100,000
                        Rajiv L. Gupta                 None               Over $100,000
                        JoAnn Heffernan Heisen         None               Over $100,000
                        Burton G. Malkiel              None               Over $100,000
                        Alfred M. Rankin, Jr.          None               Over $100,000
                        J. Lawrence Wilson             None               Over $100,000

TRUSTEE COMPENSATION

The same individuals serve as trustees of all Vanguard funds (with one exception, which is noted in the table on page B-15), and each fund pays a proportionate share of the trustees' compensation. The funds also employ their officers on a shared basis; however, officers are compensated by Vanguard, not the funds.

     INDEPENDENT TRUSTEES. The funds compensate their independent trustees (i.e., the ones who are not also officers of the funds) in three ways:

- The independent trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled board meetings.
- The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.
- Upon retirement (after attaining age 65 and completing five years of service), the independent trustees who began their service prior to January 1, 2001, receive a retirement benefit under a separate account arrangement. As of January 1, 2001, the opening balance of each eligible trustee's separate account was generally equal to the net present value of the benefits he or she had accrued under the trustees' former retirement plan. Each eligible trustee's separate account will be credited annually with interest at a rate of 7.5% until the trustee receives his or her final distribution. Those independent trustees who began their service on or after January 1, 2001, are not eligible to participate in the plan.

     "INTERESTED" TRUSTEE. Mr. Brennan serves as a trustee, but is not paid in this capacity. He is, however, paid in his role as officer of The Vanguard Group, Inc.

     COMPENSATION TABLE. The following tables provides compensation details for each of the trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Fund for each trustee. In addition, the tables show the total amount of benefits that we expect each trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each trustee by all Vanguard funds.

                          VANGUARD MONEY MARKET RESERVES
                               COMPENSATION TABLE

                                             PENSION OR
                                             RETIREMENT      ACCRUED ANNUAL  TOTAL COMPENSATION
                         AGGREGATE  BENEFITS ACCRUED AS          RETIREMENT   FROM ALL VANGUARD
                 COMPENSATION FROM        PART OF THESE          BENEFIT AT          FUNDS PAID
NAME OF TRUSTEE     THESE FUNDS(1)   FUNDS' EXPENSES(1)  JANUARY 1, 2002(2)      TO TRUSTEES(3)
-----------------------------------------------------------------------------------------------
John J. Brennan               None                 None                None                None
Charles D. Ellis          $ 13,645                 None                 N/A            $108,000
Rajiv L. Gupta              13,645                 None                 N/A             108,000
JoAnn Heffernan Heisen      13,645                  500                2,992            104,000
Burton G. Malkiel           13,645                  822                9,799            108,000
Alfred M. Rankin, Jr.       13,645                  606                5,000            108,000
J. Lawrence Wilson          15,618                  640                7,266            123,000
---------
/(1//)/  The amounts  shown in this  column are based on the Funds'  fiscal year ended August 31, 2003.
/(2)/  Each  trustee  is  eligible  to receive  retirement  benefits  only after completing at least 5 years (60 consecutive  months) of service as a trustee for the  Vanguard  funds.  The  annual  retirement  benefit  will be paid in monthly installments,  beginning with the month following the trustee's  retirement from service,  and will cease after 10 years of payments (120 monthly  installments).
Trustees who began their service on or after  January 1, 2001,  are not eligible to participate in the retirement benefit plan.
/(3)// /The amounts reported in this column reflect the total  compensation paid to each trustee for his or her service as trustee of 112 Vanguard  funds (110 in the case of Mr. Malkiel) for the 2002 calendar year.



                             VANGUARD TREASURY FUND
                               COMPENSATION TABLE

                                             PENSION OR
                                             RETIREMENT      ACCRUED ANNUAL  TOTAL COMPENSATION
                         AGGREGATE  BENEFITS ACCRUED AS          RETIREMENT   FROM ALL VANGUARD
                 COMPENSATION FROM        PART OF THESE          BENEFIT AT          FUNDS PAID
NAME OF TRUSTEE     THESE FUNDS(1)   FUNDS' EXPENSES(1)  JANUARY 1, 2002(2)      TO TRUSTEES(3)
-----------------------------------------------------------------------------------------------
John J. Brennan               None                 None                 None               None
Charles D. Ellis            $1,171                 None                  N/A            108,000
Rajiv L. Gupta               1,171                 None                  N/A            108,000
JoAnn Heffernan Heisen       1,171                   43                 2,992           104,000
Burton G. Malkiel            1,171                   70                 9,799           108,000
Alfred M. Rankin, Jr.        1,171                   52                 5,000           108,000
J. Lawrence Wilson           1,342                   55                 7,266           123,000

/(1)/ The amounts shown in this column are based on the Fund's fiscal year ended
August 31, 2003.
/(2)/ Each trustee is eligible to receive retirement benefits only after completing at least 5 years (60 consecutive months) of service as a trustee for the Vanguard funds. The annual retirement benefit will be paid in monthly installments, beginning with the month following the trustee's retirement from service, and will cease after 10 years of payments (120 monthly installments).
Trustees who began their service on or after January 1, 2001, are not eligible to participate in the retirement benefit plan.
/(3)/ The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 112 Vanguard funds (110 in the case of Mr. Malkiel) for the 2002 calendar year.

                             VANGUARD ADMIRAL FUNDS
                               COMPENSATION TABLE


                                             PENSION OR
                                             RETIREMENT      ACCRUED ANNUAL  TOTAL COMPENSATION
                         AGGREGATE  BENEFITS ACCRUED AS          RETIREMENT   FROM ALL VANGUARD
                 COMPENSATION FROM        PART OF THESE          BENEFIT AT          FUNDS PAID
NAME OF TRUSTEE     THESE FUNDS(1)   FUNDS' EXPENSES(1)  JANUARY 1, 2002(2)      TO TRUSTEES(3)
-----------------------------------------------------------------------------------------------
John J. Brennan               None                 None                 None               None
Charles D. Ellis            $2,225                 None                  N/A            108,000
Rajiv L. Gupta. . .          2,225                 None                  N/A            108,000
JoAnn Heffernan Heisen       2,225                   81                2,992            104,000
Burton G. Malkiel            2,225                  133                9,799            108,000
Alfred M. Rankin, Jr.        2,225                   98                5,000            108,000
J. Lawrence Wilson           2,545                  104                7,266            123,000
---------
/(1)/ The amounts shown in this column are based on the Fund's fiscal year ended
August 31, 2003.
/(2)/  Each  trustee  is  eligible  to receive  retirement  benefits  only after completing at least 5 years (60 consecutive  months) of service as a trustee for the  Vanguard  funds.  The  annual  retirement  benefit  will be paid in monthly installments,  beginning with the month following the trustee's  retirement from service,  and will cease after 10 years of payments (120 monthly  installments).
Trustees who began their service on or after  January 1, 2001,  are not eligible to participate in the retirement benefit plan.
/(3)/ The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 112 Vanguard funds (110 in the case of Mr. Malkiel) for the 2002 calendar year.




     BOARD REVIEW OF INVESTMENT ADVISORY ARRANGEMENTS. Each Fund's board of trustees oversees the Fund's management and performance on a regular basis. In addition, the board considers annually whether each Fund and its shareholders continue to benefit from the internalized management structure whereby the Fund receives investment management services at cost from Vanguard's Fixed Income Group. Vanguard provides the board with monthly, quarterly, and annual analyses of Fixed Income Group's performance. In addition, Vanguard provides the board with quarterly self-evaluations and certain other information the board deems important to evaluate the short- and long-term performance of each Fund's internalized management. Each Fund's portfolio managers meet with the board periodically to discuss the management and performance of the Fund.

     When considering whether to continue the internalized management structure of each Fund, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include: the nature, extent and quality of the services provided as well as other material facts, such as the investment performance of the fund's assets and the fair market value of services provided. The board also considers information detailing Vanguard's control of the investment expenses of each Fund, such as transaction costs, including the ways in which portfolio transactions for the Funds are conducted and brokers are selected.

     The board also reviews the investment performance of each Fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of expense ratios of, and advisory fees paid by, similar funds. The following table reflects a sample of the most recent data for each Fund:




                                      AVERAGE ANNUAL RETURN (BEFORE TAXES)                            ADVISORY FEES
                                      ------------------------------------                          EXPRESSED AS AN
                                                                                                   ANNUAL EFFECTIVE
                                   1 YEAR ENDED  5 YEARS ENDED  10 YEARS ENDED                   RATE OF THE FUNDS'
                                     08/31/2003     08/31/2003      08/31/2003   EXPENSE RATIO   AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------------------------------
VANGUARD PRIME MONEY
 MARKET FUND INVESTOR SHARES              1.12%          3.88%           4.46%           0.32%                0.01%
 Citigroup 3-Month Treasury Bill Index    1.29           3.75            4.37             N/A                  N/A
 Average Money Market Fund*               0.60           3.29            3.92            0.92                 0.30
-------------------------------------------------------------------------------------------------------------------------
VANGUARD PRIME MONEY
 MARKET FUND INSTITUTIONAL SHARES          1.33%          4.08%           4.66%           0.10%                0.01%
 Citigroup 3-Month Treasury Bill Index     1.29           3.75            4.37             N/A                  N/A
 Average Institutional Money               1.00           3.74            4.35            0.44                 0.15
  Market Fund*
-------------------------------------------------------------------------------------------------------------------------
VANGUARD FEDERAL MONEY
 MARKET FUND                               1.11%          3.85%           4.42%           0.32%                0.01%
 Citigroup 3-Month Treasury Bill Index     1.29           3.75            4.37             N/A                  N/A
 Average Government Money                  0.65           3.31            3.92            0.78                 0.32
  Market Fund*
-------------------------------------------------------------------------------------------------------------------------
VANGUARD TREASURY MONEY
 MARKET FUND                               1.03%          3.59%           4.18%           0.32%                0.01%
 iMoneyNet Money Fund Report's
 Average 100% Treasury Fund                0.67           3.21            3.83             N/A                  N/A
 Average U.S. Treasury Money               0.60           3.15            3.82            0.77                 0.29
  Market Fund*
-------------------------------------------------------------------------------------------------------------------------
VANGUARD ADMIRAL TREASURY MONEY
 MARKET FUND                               1.20%          3.77%           4.36%           0.14%                0.01%
 iMoneyNet Money Fund Report's
 Average 100% Treasury Fund                0.67           3.21            3.83             N/A                  N/A
 Average U.S. Treasury Money               0.60           3.15            3.82            0.77                 0.29
  Market Fund*
-------------------------------------------------------------------------------------------------------------------------
 *Derived from data provided by Lipper Inc.


                              FINANCIAL STATEMENTS

Each Fund's Financial Statements for the fiscal year ended August 31, 2003, appearing in the Funds' 2003 Annual report to Shareholders, and the report thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the Fund's performance, please see the Funds' Annual Report to Shareholders, which may be obtained without charge.

             APPENDIX A--DESCRIPTION OF SECURITIES AND RATINGS

BOND RATINGS

The following are excerpts from Moody's Investors Service, Inc.'s description of its three highest preferred bond ratings

     AAA--Judged to be the best quality. They carry the smallest degree of investment risk.

     AA--Judged to be of high quality by all standards. Together with the Aaa group they make up what are generally known as high-grade bonds.


     A--Possess many favorable investment attributes and are considered as "upper-medium-grade obligations."


     Moody's also supplies numerical indicators (1, 2, and 3) to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking toward the lower end of the category.

The following are excerpts from Standard & Poor's Corporation's description of its three highest preferred bond ratings:

     AAA--Highest grade obligations. The capacity to pay interest and repay principal is extremely strong.

 AA--Also qualify as high-grade obligations. They have a very strong capacity to pay interest and repay principal, and they differ from AAA issues only in a small degree.

     A--Regarded as upper-medium-grade. They have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
     Standard & Poor's applies indicators "+", or "-", or no character, to its rating categories. The indicators show relative standing within the major rating categories.




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                                                               SAI030 122003


                                      B-22


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